April 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares Russell Small/Mid-Cap Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.9%
AAR Corp.(a)	4,815	$ 257,410
AeroVironment, Inc.(a)(b)	3,804	576,382
AerSale Corp.(a)	3,553	24,765
Archer Aviation, Inc., Class A(a)	44,331	369,277
Astronics Corp.(a)	3,858	87,538
BWX Technologies, Inc.	12,603	1,375,239
Byrna Technologies, Inc.(a)(b)	2,556	57,229
Cadre Holdings, Inc.	3,474	101,267
Curtiss-Wright Corp.	5,299	1,827,572
Ducommun, Inc.(a)	1,732	99,278
Eve Holding, Inc., Class A(a)	6,793	24,183
Hexcel Corp.	11,349	550,086
Huntington Ingalls Industries, Inc.	5,406	1,245,218
Intuitive Machines, Inc., Class A(a)	5,624	46,117
Kratos Defense & Security Solutions, Inc.(a)(b)	20,260	684,484
Leonardo DRS, Inc.	10,002	369,674
Loar Holdings, Inc.(a)(b)	4,855	459,186
Mercury Systems, Inc.(a)	7,194	359,700
Moog, Inc., Class A	3,859	645,418
National Presto Industries, Inc.	790	66,637
Park Aerospace Corp.	3,248	42,451
Redwire Corp.(a)(b)	3,681	39,681
Rocket Lab USA, Inc., Class A(a)(b)	48,434	1,055,377
Spirit AeroSystems Holdings, Inc., Class A(a)	16,048	577,728
Standardaero, Inc.(a)	14,703	397,275
Textron, Inc.	26,286	1,849,746
Triumph Group, Inc.(a)	10,146	257,708
V2X, Inc.(a)	2,321	115,493
Virgin Galactic Holdings, Inc., C Shares(a)(b)	5,111	14,771
VirTra, Inc.(a)	2,371	11,096
Woodward, Inc.	8,171	1,532,635
		15,120,621
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	16,133	1,439,386
Forward Air Corp.(a)	3,345	49,238
GXO Logistics, Inc.(a)(b)	16,195	586,907
Hub Group, Inc., Class A	8,247	260,523
Radiant Logistics, Inc.(a)	4,349	25,442
		2,361,496
Automobile Components — 0.7%
Adient PLC(a)	11,374	143,881
American Axle & Manufacturing Holdings, Inc.(a)	15,194	58,041
BorgWarner, Inc.	30,196	856,962
Cooper-Standard Holdings, Inc.(a)	3,396	49,819
Dana, Inc.	17,949	246,619
Dorman Products, Inc.(a)	3,519	398,703
Fox Factory Holding Corp.(a)	5,657	114,894
Gentex Corp.	31,058	676,443
Gentherm, Inc.(a)	4,085	106,251
Goodyear Tire & Rubber Co.(a)	39,948	434,634
Holley, Inc.(a)	4,184	8,996
LCI Industries	3,438	265,001
Lear Corp.	7,587	650,585
Luminar Technologies, Inc., Class A(a)(b)	2,099	8,207
Modine Manufacturing Co.(a)	7,092	578,991
Patrick Industries, Inc.	4,514	347,488
Phinia, Inc.	5,708	229,176
QuantumScape Corp., Class A(a)(b)	48,338	189,002
Solid Power, Inc., Class A(a)(b)	18,505	20,170
Security	Shares	Value
Automobile Components (continued)
Standard Motor Products, Inc.	2,605	$ 70,596
Stoneridge, Inc.(a)	2,287	8,828
Visteon Corp.(a)	3,845	304,486
XPEL, Inc.(a)(b)	3,841	110,006
		5,877,779
Automobiles — 0.4%
Harley-Davidson, Inc.	15,881	356,052
Livewire Group, Inc.(a)(b)	1,368	2,449
Lucid Group, Inc.(a)(b)	137,883	346,086
Rivian Automotive, Inc., Class A(a)(b)	116,533	1,591,841
Thor Industries, Inc.	7,146	517,513
Winnebago Industries, Inc.	3,551	112,993
		2,926,934
Banks — 6.4%
1st Source Corp.	3,078	184,526
ACNB Corp.	1,086	45,514
Amalgamated Financial Corp.	2,934	82,621
Amerant Bancorp, Inc., Class A	5,448	91,744
Ameris Bancorp	8,740	512,164
Ames National Corp.	2,184	37,914
Arrow Financial Corp.	3,238	79,428
Associated Banc-Corp.	24,852	548,235
Atlantic Union Bankshares Corp.	16,082	445,471
Axos Financial, Inc.(a)	7,444	472,545
Banc of California, Inc.	17,240	232,395
BancFirst Corp.	3,222	379,616
Bancorp, Inc.(a)(b)	6,191	299,087
Bank First Corp.	1,203	131,344
Bank of Hawaii Corp.	5,127	338,946
Bank of Marin Bancorp	2,644	54,255
Bank of NT Butterfield & Son Ltd.	6,818	273,947
Bank OZK	14,692	625,879
Bank7 Corp.	1,115	40,586
BankUnited, Inc.	9,088	297,269
Bankwell Financial Group, Inc.	1,238	41,981
Banner Corp.	4,181	255,626
Bar Harbor Bankshares	2,443	72,411
BayCom Corp.	1,959	50,954
BCB Bancorp, Inc.	3,294	27,077
Berkshire Hills Bancorp, Inc.	5,465	135,696
Blue Foundry Bancorp(a)	2,426	22,659
BOK Financial Corp.	3,589	334,387
Bridgewater Bancshares, Inc.(a)	3,937	60,590
Brookline Bancorp, Inc.	11,718	122,336
Burke & Herbert Financial Services Corp., Class C	1,864	104,216
Business First Bancshares, Inc.	3,510	80,906
Byline Bancorp, Inc.	5,033	128,543
Cadence Bank	10,311	301,700
California BanCorp(a)	2,563	35,805
Camden National Corp.	2,933	112,979
Capital Bancorp, Inc.	1,708	53,956
Capital City Bank Group, Inc.	2,262	82,654
Capitol Federal Financial, Inc.	14,735	83,547
Carter Bankshares, Inc.(a)	4,140	63,383
Cathay General Bancorp	6,006	250,390
Central Pacific Financial Corp.	1,814	46,602
Chemung Financial Corp.	924	40,970
ChoiceOne Financial Services, Inc.	1,215	34,542
Citizens & Northern Corp.	3,287	63,275
Citizens Financial Services, Inc.	685	37,285
City Holding Co.	1,845	213,780

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Civista Bancshares, Inc.	2,942	$ 66,224
CNB Financial Corp.	3,167	69,516
Coastal Financial Corp.(a)	1,735	142,530
Colony Bankcorp, Inc.	3,451	53,560
Columbia Banking System, Inc.	28,632	641,929
Columbia Financial, Inc.(a)	4,215	56,776
Comerica, Inc.	18,588	999,105
Commerce Bancshares, Inc.	16,933	1,028,510
Community Financial System, Inc.	6,948	379,291
Community Trust Bancorp, Inc.	2,646	129,548
Community West Bancshares	2,525	44,188
ConnectOne Bancorp, Inc.	5,242	118,102
Cullen/Frost Bankers, Inc.	8,235	959,130
Customers Bancorp, Inc.(a)	3,933	196,650
CVB Financial Corp.	17,290	320,557
Dime Community Bancshares, Inc.	4,923	126,472
Eagle Bancorp, Inc.	3,260	58,517
East West Bancorp, Inc.	19,162	1,639,309
Eastern Bankshares, Inc.	27,175	405,451
Enterprise Bancorp, Inc.	1,544	57,437
Enterprise Financial Services Corp.	5,492	285,694
Equity Bancshares, Inc., Class A	3,069	118,126
Esquire Financial Holdings, Inc.	1,047	86,817
ESSA Bancorp, Inc.	2,179	40,312
Farmers & Merchants Bancorp, Inc.	1,982	51,869
Farmers National Banc Corp.	6,315	82,348
FB Financial Corp.	5,799	246,805
Fidelity D&D Bancorp, Inc.	913	36,958
Financial Institutions, Inc.	2,669	67,766
First Bancorp, Inc.	2,127	51,963
First BanCorp./Puerto Rico	16,405	322,194
First Bancorp/Southern Pines NC	5,340	216,056
First Bank/Hamilton	3,490	50,186
First Busey Corp.	13,366	277,879
First Business Financial Services, Inc.	1,380	66,433
First Commonwealth Financial Corp.	13,435	205,824
First Community Bankshares, Inc.	2,467	92,957
First Financial Bancorp	12,542	290,347
First Financial Bankshares, Inc.	17,472	585,487
First Financial Corp.	1,873	92,526
First Foundation, Inc.	7,433	37,314
First Hawaiian, Inc.	20,705	473,316
First Horizon Corp.	72,626	1,313,078
First Internet Bancorp	1,365	29,020
First Interstate BancSystem, Inc., Class A	12,402	324,870
First Merchants Corp.	9,259	329,991
First Mid Bancshares, Inc.	3,478	116,270
First of Long Island Corp.	4,842	55,780
First Western Financial, Inc.(a)	903	19,044
Five Star Bancorp	2,808	77,725
Flagstar Financial, Inc.	34,564	404,744
Flushing Financial Corp.	3,188	38,160
FNB Corp.	51,792	677,957
FS Bancorp, Inc.	1,168	45,669
Fulton Financial Corp.	22,373	373,182
FVCBankcorp, Inc.(a)	1,981	22,623
German American Bancorp, Inc.	4,266	161,724
Glacier Bancorp, Inc.	15,892	647,758
Great Southern Bancorp, Inc.	1,318	72,490
Greene County Bancorp, Inc.	1,059	23,563
Guaranty Bancshares, Inc.	1,469	57,967
Hancock Whitney Corp.	13,169	685,973
Hanmi Financial Corp.	3,417	78,147
Security	Shares	Value
Banks (continued)
HarborOne Bancorp, Inc.	6,107	$ 69,131
HBT Financial, Inc.	2,313	53,604
Heritage Commerce Corp.	12,498	112,982
Heritage Financial Corp.	4,486	102,371
Hilltop Holdings, Inc.	7,082	209,131
Hingham Institution For Savings(b)	237	59,146
Home Bancorp, Inc.	1,150	57,891
Home BancShares, Inc.	26,764	742,701
HomeStreet, Inc.(a)	2,373	26,957
HomeTrust Bancshares, Inc.	2,459	83,950
Hope Bancorp, Inc.	14,588	145,442
Horizon Bancorp, Inc.	5,451	80,021
Independent Bank Corp.	7,652	388,426
International Bancshares Corp.	7,824	477,577
Investar Holding Corp.	2,073	39,657
John Marshall Bancorp, Inc.	2,200	37,818
Kearny Financial Corp.	7,547	47,244
Lakeland Financial Corp.	3,122	173,802
LCNB Corp.	2,534	38,061
LINKBANCORP, Inc.	2,736	19,207
Live Oak Bancshares, Inc.	4,395	114,885
Mercantile Bank Corp.	2,374	100,444
Metrocity Bankshares, Inc.	3,148	86,790
Metropolitan Bank Holding Corp.(a)(b)	1,384	85,711
Mid Penn Bancorp, Inc.	3,261	94,732
Middlefield Banc Corp.	1,535	39,803
Midland States Bancorp, Inc.	2,043	33,260
MidWestOne Financial Group, Inc.	3,124	86,660
MVB Financial Corp.	2,086	35,587
National Bank Holdings Corp., Class A	4,697	169,844
National Bankshares, Inc.	695	17,910
NB Bancorp, Inc.(a)	5,978	102,523
NBT Bancorp, Inc.	5,834	247,012
Nicolet Bankshares, Inc.	1,991	232,569
Northeast Bank	947	78,431
Northeast Community Bancorp, Inc.	2,015	45,861
Northfield Bancorp, Inc.	5,627	59,365
Northrim BanCorp, Inc.	791	63,509
Northwest Bancshares, Inc.	16,925	209,024
Norwood Financial Corp.	1,633	40,841
Oak Valley Bancorp	1,328	34,794
OceanFirst Financial Corp.	8,631	142,929
OFG Bancorp	6,108	240,350
Old National Bancorp	42,942	884,176
Old Second Bancorp, Inc.	7,908	124,867
Orange County Bancorp, Inc.	1,782	42,287
Origin Bancorp, Inc.	4,010	128,480
Orrstown Financial Services, Inc.	2,740	82,118
Pacific Premier Bancorp, Inc.	11,971	243,490
Park National Corp.	2,286	343,129
Parke Bancorp, Inc.	2,375	44,769
Pathward Financial, Inc.	3,210	254,778
PCB Bancorp	2,493	48,888
Peapack-Gladstone Financial Corp.	2,330	64,494
Peoples Bancorp of North Carolina, Inc.	565	15,605
Peoples Bancorp, Inc.	5,284	153,289
Peoples Financial Services Corp.	1,280	55,322
Pinnacle Financial Partners, Inc.	10,351	1,037,584
Pioneer Bancorp, Inc./New York(a)	2,062	23,136
Plumas Bancorp	978	43,120
Ponce Financial Group, Inc.(a)	2,258	29,060
Popular, Inc.	9,525	908,876
Preferred Bank/Los Angeles CA	621	49,593
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Primis Financial Corp.	3,932	$ 32,400
Princeton Bancorp, Inc.	1,181	35,997
Prosperity Bancshares, Inc.	13,442	912,712
Provident Bancorp, Inc.(a)	1,698	18,848
Provident Financial Services, Inc.	9,877	161,687
QCR Holdings, Inc.	2,635	171,143
RBB Bancorp	3,188	49,669
Red River Bancshares, Inc.	743	39,156
Renasant Corp.	12,602	404,146
Republic Bancorp, Inc., Class A	1,406	95,397
S&T Bancorp, Inc.	5,061	184,423
Seacoast Banking Corp. of Florida	11,220	266,026
ServisFirst Bancshares, Inc.	6,872	489,424
Shore Bancshares, Inc.	5,379	74,392
Sierra Bancorp	2,138	56,572
Simmons First National Corp., Class A	16,486	307,629
SmartFinancial, Inc.	2,232	67,897
South Plains Financial, Inc.	2,102	70,858
Southern First Bancshares, Inc.(a)	1,241	44,068
Southern Missouri Bancorp, Inc.	1,328	69,919
Southern States Bancshares, Inc.	1,303	43,533
Southside Bancshares, Inc.	2,682	75,606
SouthState Corp.	13,368	1,160,075
Stellar Bancorp, Inc.	5,946	148,412
Sterling Bancorp, Inc.(a)(c)	2,210	—
Stock Yards Bancorp, Inc.	3,786	275,583
Synovus Financial Corp.	20,685	896,074
Texas Capital Bancshares, Inc.(a)(b)	6,192	421,985
TFS Financial Corp.	8,591	111,339
Third Coast Bancshares, Inc.(a)	1,374	40,945
Timberland Bancorp, Inc.	1,278	39,286
Tompkins Financial Corp.	1,977	117,829
Towne Bank/Portsmouth VA	10,305	339,550
TriCo Bancshares	5,226	201,619
Triumph Financial, Inc.(a)	2,853	152,407
TrustCo Bank Corp./New York	1,633	49,725
Trustmark Corp.	7,362	246,995
UMB Financial Corp.	9,451	893,781
United Bankshares, Inc.	17,669	605,870
United Community Banks, Inc.	16,410	453,080
Unity Bancorp, Inc.	1,476	61,106
Univest Financial Corp.	4,395	129,828
USCB Financial Holdings, Inc., Class A	2,359	40,009
Valley National Bancorp	64,374	553,616
Veritex Holdings, Inc.	5,992	139,494
Virginia National Bankshares Corp.	1,167	42,922
WaFd, Inc.	9,265	264,330
Washington Trust Bancorp, Inc.	3,466	95,662
Webster Financial Corp.	23,521	1,112,543
WesBanco, Inc.	12,935	385,204
West BanCorp, Inc.	2,424	47,038
Westamerica BanCorp	3,411	165,195
Western Alliance Bancorp	14,931	1,040,840
Wintrust Financial Corp.	9,312	1,035,215
WSFS Financial Corp.	7,437	383,377
Zions Bancorp NA	19,992	899,040
		50,985,940
Beverages — 0.4%
Boston Beer Co., Inc., Class A(a)	1,179	289,798
Celsius Holdings, Inc.(a)	24,309	849,843
Coca-Cola Consolidated, Inc.	838	1,136,169
MGP Ingredients, Inc.	1,814	53,458
Security	Shares	Value
Beverages (continued)
National Beverage Corp.	3,239	$ 143,811
Primo Brands Corp.	27,489	898,066
Vita Coco Co., Inc.(a)(b)	5,340	176,487
		3,547,632
Biotechnology — 5.0%
2seventy bio, Inc.(a)	6,452	32,195
4D Molecular Therapeutics, Inc.(a)	4,753	16,018
89bio, Inc.(a)	15,000	120,300
Absci Corp.(a)(b)	10,422	31,996
ACADIA Pharmaceuticals, Inc.(a)	15,851	231,425
ACELYRIN, Inc.(a)	12,058	29,783
Achieve Life Sciences, Inc.(a)(b)	3,538	9,199
Acrivon Therapeutics, Inc.(a)	791	1,107
Actinium Pharmaceuticals, Inc.(a)(b)	2,431	3,695
Acumen Pharmaceuticals, Inc.(a)(b)	2,268	2,563
ADC Therapeutics SA(a)	15,186	21,716
ADMA Biologics, Inc.(a)	31,387	747,011
Adverum Biotechnologies, Inc.(a)	2,376	7,746
Aerovate Therapeutics, Inc.	23	224
Agenus, Inc.(a)(b)	1,810	5,231
Agios Pharmaceuticals, Inc.(a)	8,156	242,152
Akebia Therapeutics, Inc.(a)	34,364	82,817
Akero Therapeutics, Inc.(a)	10,356	472,337
Aldeyra Therapeutics, Inc.(a)	5,284	14,003
Alector, Inc.(a)(b)	9,387	11,264
Alkermes PLC(a)	22,212	639,039
Allogene Therapeutics, Inc.(a)(b)	13,639	22,914
Altimmune, Inc.(a)(b)	10,771	56,548
ALX Oncology Holdings, Inc.(a)	2,862	1,545
Amicus Therapeutics, Inc.(a)	39,905	306,470
AnaptysBio, Inc.(a)	2,887	64,149
Anavex Life Sciences Corp.(a)(b)	11,204	106,438
Anika Therapeutics, Inc.(a)	1,127	16,375
Annexon, Inc.(a)	12,220	22,729
Apellis Pharmaceuticals, Inc.(a)(b)	14,559	279,678
Apogee Therapeutics, Inc.(a)(b)	5,565	218,426
Applied Therapeutics, Inc.(a)	11,980	4,902
Arbutus Biopharma Corp.(a)	22,306	79,186
Arcellx, Inc.(a)	5,958	386,972
Arcturus Therapeutics Holdings, Inc.(a)(b)	3,681	47,154
Arcus Biosciences, Inc.(a)	7,013	61,364
Arcutis Biotherapeutics, Inc.(a)(b)	14,999	223,635
Ardelyx, Inc.(a)	33,566	184,781
ArriVent Biopharma, Inc.(a)(b)	3,507	74,559
Arrowhead Pharmaceuticals, Inc.(a)	16,303	226,449
ARS Pharmaceuticals, Inc.(a)(b)	6,373	89,031
Artiva Biotherapeutics, Inc.(a)(b)	1,635	3,908
Astria Therapeutics, Inc.(a)	7,000	36,120
Atossa Therapeutics, Inc.(a)(b)	15,938	14,311
Aura Biosciences, Inc.(a)(b)	5,081	29,622
Aurinia Pharmaceuticals, Inc.(a)	18,041	148,658
Avidity Biosciences, Inc.(a)	15,538	507,316
Avita Medical, Inc.(a)(b)	4,188	40,582
Beam Therapeutics, Inc.(a)	12,530	249,723
Bicara Therapeutics, Inc.(a)	2,591	37,233
BioCryst Pharmaceuticals, Inc.(a)	28,284	250,313
Biohaven Ltd.(a)	11,810	261,237
Biomea Fusion, Inc.(a)(b)	3,606	7,573
Black Diamond Therapeutics, Inc., Class I(a)(b)	3,824	6,501
Bluebird Bio, Inc.(a)	625	2,550
Blueprint Medicines Corp.(a)(b)	8,744	782,588
Bridgebio Pharma, Inc.(a)(b)	19,269	739,159

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
C4 Therapeutics, Inc.(a)	5,882	$ 9,646
Cabaletta Bio, Inc.(a)(b)	3,420	4,514
Candel Therapeutics, Inc.(a)	2,827	13,881
Capricor Therapeutics, Inc.(a)(b)	5,410	68,707
Cardiff Oncology, Inc.(a)(b)	7,264	19,903
CareDx, Inc.(a)	7,579	127,934
Cargo Therapeutics, Inc.(a)	4,399	20,103
Caribou Biosciences, Inc.(a)(b)	7,630	6,492
Cartesian Therapeutics, Inc.(a)(b)	1,749	20,988
Catalyst Pharmaceuticals, Inc.(a)	15,283	371,224
Celcuity, Inc.(a)	4,484	49,952
Celldex Therapeutics, Inc.(a)	9,051	188,532
Century Therapeutics, Inc.(a)	2,020	1,094
CervoMed, Inc.(a)(b)	821	7,438
CG oncology, Inc.(a)	7,439	200,407
Cibus, Inc., Class A(a)(b)	1,824	3,922
Climb Bio, Inc.(a)	2,249	3,014
Cogent Biosciences, Inc.(a)	12,710	66,219
Coherus Biosciences, Inc.(a)(b)	37,685	38,816
Compass Therapeutics, Inc.(a)(b)	16,644	30,958
Corbus Pharmaceuticals Holdings, Inc.(a)	986	7,365
Crinetics Pharmaceuticals, Inc.(a)	12,386	413,569
Cullinan Therapeutics, Inc.(a)	6,455	53,447
Cytokinetics, Inc.(a)	15,672	671,389
Day One Biopharmaceuticals, Inc.(a)	6,612	51,441
Denali Therapeutics, Inc.(a)	16,886	281,152
Design Therapeutics, Inc.(a)	3,449	16,762
Dianthus Therapeutics, Inc.(a)(b)	3,260	71,231
Disc Medicine, Inc.(a)(b)	3,177	157,007
Dynavax Technologies Corp.(a)	17,938	210,772
Dyne Therapeutics, Inc.(a)	11,391	134,300
Editas Medicine, Inc.(a)(b)	6,660	10,989
Elevation Oncology, Inc.(a)	6,812	2,531
Enanta Pharmaceuticals, Inc.(a)	1,765	10,749
Entrada Therapeutics, Inc.(a)	3,141	28,677
Erasca, Inc.(a)(b)	19,210	28,047
Exact Sciences Corp.(a)	25,216	1,150,858
Exelixis, Inc.(a)	38,751	1,517,102
Fate Therapeutics, Inc.(a)	12,442	15,926
Fennec Pharmaceuticals, Inc.(a)(b)	1,521	9,187
Fibrobiologics, Inc.(a)(b)	3,283	3,677
Foghorn Therapeutics, Inc.(a)	2,783	11,689
Generation Bio Co.(a)	3,492	1,512
Geron Corp.(a)	77,971	109,939
Greenwich Lifesciences, Inc.(a)(b)	1,301	13,140
Gyre Therapeutics, Inc.(a)(b)	1,694	16,533
Halozyme Therapeutics, Inc.(a)	17,072	1,048,562
Heron Therapeutics, Inc.(a)(b)	20,897	50,571
HilleVax, Inc.(a)(b)	3,575	6,936
Humacyte, Inc.(a)(b)	14,451	20,954
Ideaya Biosciences, Inc.(a)(b)	11,445	230,388
IGM Biosciences, Inc.(a)	3,573	4,949
ImmunityBio, Inc.(a)(b)	20,712	51,987
Immunome, Inc.(a)	9,856	86,634
Immunovant, Inc.(a)	8,518	137,566
Inhibrx Biosciences, Inc.(a)	2,522	31,096
Inmune Bio, Inc.(a)(b)	2,296	18,047
Inovio Pharmaceuticals, Inc.(a)(b)	2,610	5,063
Inozyme Pharma, Inc.(a)	6,179	7,106
Insmed, Inc.(a)(b)	23,664	1,703,808
Intellia Therapeutics, Inc.(a)	13,574	120,401
Invivyd, Inc.(a)	13,567	8,550
Ionis Pharmaceuticals, Inc.(a)	21,602	663,397
Security	Shares	Value
Biotechnology (continued)
Iovance Biotherapeutics, Inc.(a)	36,894	$ 132,449
Ironwood Pharmaceuticals, Inc., Class A(a)	18,530	17,276
iTeos Therapeutics, Inc.(a)	3,371	24,440
Janux Therapeutics, Inc.(a)	4,170	138,444
Jasper Therapeutics, Inc.(a)(b)	2,208	12,122
KalVista Pharmaceuticals, Inc.(a)(b)	6,156	84,768
Keros Therapeutics, Inc.(a)	4,242	61,254
Kiniksa Pharmaceuticals International PLC(a)	5,034	135,767
Kodiak Sciences, Inc.(a)	4,037	17,601
Korro Bio, Inc.(a)(b)	609	10,810
Krystal Biotech, Inc.(a)(b)	3,397	577,082
Kura Oncology, Inc.(a)	9,250	60,680
Kymera Therapeutics, Inc.(a)(b)	6,380	218,643
Kyverna Therapeutics, Inc.(a)(b)	2,121	4,900
Larimar Therapeutics, Inc.(a)	5,058	13,404
Lexeo Therapeutics, Inc.(a)	2,923	11,487
Lexicon Pharmaceuticals, Inc.(a)(b)	8,558	6,254
Lineage Cell Therapeutics, Inc.(a)(b)	13,121	6,547
Lyell Immunopharma, Inc.(a)	14,969	7,113
MacroGenics, Inc.(a)	5,789	10,044
Madrigal Pharmaceuticals, Inc.(a)	2,463	822,420
MannKind Corp.(a)	36,371	183,310
MeiraGTx Holdings PLC(a)	6,056	42,937
Mersana Therapeutics, Inc.(a)	12,214	5,287
Metagenomi, Inc.(a)(b)	6,829	11,814
Metsera, Inc.(a)(b)	2,019	48,678
MiMedx Group, Inc.(a)(b)	17,131	117,861
Mineralys Therapeutics, Inc.(a)	4,139	58,815
Mirum Pharmaceuticals, Inc.(a)	5,473	237,802
Monte Rosa Therapeutics, Inc.(a)	5,824	28,596
Myriad Genetics, Inc.(a)	12,132	89,898
Natera, Inc.(a)(b)	15,854	2,392,844
Neurocrine Biosciences, Inc.(a)	13,781	1,484,076
Neurogene, Inc.(a)	2,548	38,220
Nkarta, Inc.(a)(b)	5,860	12,423
Novavax, Inc.(a)(b)	21,292	142,018
Nurix Therapeutics, Inc.(a)(b)	10,934	126,069
Nuvalent, Inc., Class A(a)	4,804	368,707
Ocugen, Inc.(a)(b)	57,884	43,251
Olema Pharmaceuticals, Inc.(a)(b)	6,415	33,101
Organogenesis Holdings, Inc., Class A(a)(b)	10,612	52,105
ORIC Pharmaceuticals, Inc.(a)(b)	8,999	51,384
Outlook Therapeutics, Inc.(a)(b)	639	1,003
Ovid therapeutics, Inc.(a)	5,290	1,730
PepGen, Inc.(a)	1,425	2,237
Perspective Therapeutics, Inc.(a)	7,773	19,044
Praxis Precision Medicines, Inc.(a)	2,309	86,911
Precigen, Inc.(a)(b)	21,923	34,200
Prelude Therapeutics, Inc.(a)	945	907
Prime Medicine, Inc.(a)(b)	6,409	11,088
ProKidney Corp., Class A(a)	15,257	13,512
Protagonist Therapeutics, Inc.(a)	8,244	377,740
Prothena Corp. PLC(a)(b)	5,972	54,942
PTC Therapeutics, Inc.(a)	10,477	522,174
Puma Biotechnology, Inc.(a)	5,546	17,636
Pyxis Oncology, Inc.(a)(b)	5,365	5,902
Q32 Bio, Inc.(a)	514	822
RAPT Therapeutics, Inc.(a)	2,497	2,314
Recursion Pharmaceuticals, Inc., Class A(a)(b)	33,916	189,590
REGENXBIO, Inc.(a)	6,070	58,333
Regulus Therapeutics, Inc.(a)	7,671	61,215
Relay Therapeutics, Inc.(a)	16,249	54,109
Renovaro, Inc.(a)(b)	14,883	5,353
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Replimune Group, Inc.(a)	10,286	$ 100,597
Revolution Medicines, Inc.(a)(b)	23,283	940,168
Rhythm Pharmaceuticals, Inc.(a)	7,479	487,556
Rigel Pharmaceuticals, Inc.(a)	2,364	46,240
Rocket Pharmaceuticals, Inc.(a)	11,063	84,411
Roivant Sciences Ltd.(a)(b)	56,988	662,201
Sage Therapeutics, Inc.(a)	8,559	62,395
Sana Biotechnology, Inc.(a)(b)	22,442	42,640
Sarepta Therapeutics, Inc.(a)	12,655	789,672
Savara, Inc.(a)(b)	20,260	64,832
Scholar Rock Holding Corp.(a)	10,983	361,451
Sera Prognostics, Inc., Class A(a)	2,932	8,620
Shattuck Labs, Inc.(a)	4,618	4,567
Skye Bioscience, Inc.(a)(b)	2,083	4,541
Soleno Therapeutics, Inc.(a)	3,502	262,160
Solid Biosciences, Inc.(a)	2,423	8,020
SpringWorks Therapeutics, Inc.(a)	9,428	436,516
Spyre Therapeutics, Inc.(a)	5,554	84,587
Stoke Therapeutics, Inc.(a)(b)	4,743	46,292
Summit Therapeutics, Inc.(a)(b)	12,588	303,623
Sutro Biopharma, Inc.(a)	14,991	15,741
Syndax Pharmaceuticals, Inc.(a)	10,474	148,207
Tango Therapeutics, Inc.(a)	4,744	6,689
Taysha Gene Therapies, Inc.(a)(b)	27,655	53,651
Tenaya Therapeutics, Inc.(a)	4,128	1,961
TG Therapeutics, Inc.(a)(b)	19,133	870,743
Tourmaline Bio, Inc.(a)	3,182	54,762
Travere Therapeutics, Inc.(a)	11,758	244,684
TScan Therapeutics, Inc.(a)	3,709	5,953
Twist Bioscience Corp.(a)	8,155	312,500
Tyra Biosciences, Inc.(a)(b)	3,517	36,225
Ultragenyx Pharmaceutical, Inc.(a)	12,177	474,659
United Therapeutics Corp.(a)	6,050	1,833,695
Upstream Bio, Inc.(a)	2,349	21,752
UroGen Pharma Ltd.(a)	5,310	61,808
Vanda Pharmaceuticals, Inc.(a)	9,557	43,102
Vaxcyte, Inc.(a)	17,085	612,326
Vera Therapeutics, Inc., Class A(a)	6,598	154,195
Veracyte, Inc.(a)	10,614	323,727
Verastem, Inc.(a)(b)	6,853	51,329
Vericel Corp.(a)(b)	6,685	254,164
Verve Therapeutics, Inc.(a)(b)	10,500	59,535
Viking Therapeutics, Inc.(a)(b)	15,049	434,465
Vir Biotechnology, Inc.(a)	12,017	73,544
Viridian Therapeutics, Inc.(a)	11,135	150,879
Voyager Therapeutics, Inc.(a)	6,114	21,766
X4 Pharmaceuticals, Inc.(a)(b)	390	1,681
XBiotech, Inc.(a)	2,709	8,235
Xencor, Inc.(a)	9,106	100,348
XOMA Royalty Corp.(a)	777	18,679
Y-mAbs Therapeutics, Inc.(a)	6,196	26,333
Zenas Biopharma, Inc.(a)(b)	2,606	30,177
Zentalis Pharmaceuticals, Inc.(a)	5,730	8,137
Zura Bio Ltd.(a)	5,749	8,853
Zymeworks, Inc.(a)	7,141	92,904
		39,643,231
Broadline Retail — 0.3%
1stdibs.com, Inc.(a)	3,714	9,174
Dillard’s, Inc., Class A(b)	439	152,184
Etsy, Inc.(a)	15,155	658,939
Groupon, Inc.(a)	3,702	67,413
Security	Shares	Value
Broadline Retail (continued)
Kohl’s Corp.	16,753	$ 112,245
Macy’s, Inc.	38,861	443,793
Nordstrom, Inc.	14,101	340,398
Ollie’s Bargain Outlet Holdings, Inc.(a)	8,399	891,218
Savers Value Village, Inc.(a)	2,377	22,795
		2,698,159
Building Products — 2.3%
A O Smith Corp.	16,298	1,105,982
AAON, Inc.	9,282	847,168
Advanced Drainage Systems, Inc.	9,681	1,098,697
Allegion PLC	12,118	1,686,826
American Woodmark Corp.(a)	2,005	118,295
Apogee Enterprises, Inc.	2,933	116,352
Armstrong World Industries, Inc.	5,970	865,769
AZEK Co., Inc., Class A(a)	19,502	966,519
AZZ, Inc.	3,912	339,405
Caesarstone Ltd.(a)	3,643	9,435
CSW Industrials, Inc.	2,264	707,455
Fortune Brands Innovations, Inc.	17,332	932,808
Gibraltar Industries, Inc.(a)	4,199	222,337
Griffon Corp.	5,468	372,425
Hayward Holdings, Inc.(a)(b)	19,878	264,974
Insteel Industries, Inc.	2,315	78,502
Janus International Group, Inc.(a)	18,611	128,044
JELD-WEN Holding, Inc.(a)	10,639	58,727
Lennox International, Inc.	4,438	2,426,477
Masterbrand, Inc.(a)	17,360	210,924
Owens Corning	11,887	1,728,489
Quanex Building Products Corp.	6,569	107,994
Resideo Technologies, Inc.(a)	19,999	335,583
Simpson Manufacturing Co., Inc.	5,794	890,480
Tecnoglass, Inc.	3,050	217,374
Trex Co., Inc.(a)	14,602	844,288
UFP Industries, Inc.	8,252	815,710
Zurn Elkay Water Solutions Corp.	19,569	664,563
		18,161,602
Capital Markets — 3.3%
Acadian Asset Management, Inc.	3,861	104,015
Affiliated Managers Group, Inc.	4,237	701,774
AlTi Global, Inc.(a)(b)	7,870	26,994
Artisan Partners Asset Management, Inc., Class A	8,644	319,655
B. Riley Financial, Inc.(b)	4,365	12,790
BGC Group, Inc., Class A	30,872	279,700
Carlyle Group, Inc.	30,946	1,195,753
Cohen & Steers, Inc.	3,978	303,601
Diamond Hill Investment Group, Inc., Class A	593	74,706
DigitalBridge Group, Inc.	21,928	184,195
Donnelley Financial Solutions, Inc.(a)(b)	3,820	184,124
Evercore, Inc., Class A	4,901	1,006,126
FactSet Research Systems, Inc.	5,317	2,298,114
Forge Global Holdings, Inc.(a)(b)	739	10,708
GCM Grosvenor, Inc., Class A	8,856	111,054
Hamilton Lane, Inc., Class A	5,441	840,580
Houlihan Lokey, Inc.	7,689	1,246,233
Invesco Ltd.	50,514	703,660
Janus Henderson Group PLC	19,208	637,898
Jefferies Financial Group, Inc.	24,828	1,160,212
Lazard, Inc.	15,773	613,570
MarketAxess Holdings, Inc.	5,114	1,133,211
MarketWise, Inc., Class A	82	1,119
Moelis & Co., Class A	5,617	300,959

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Morningstar, Inc.	3,703	$ 1,054,318
Open Lending Corp.(a)	11,201	13,889
P10, Inc., Class A	3,292	36,442
Patria Investments Ltd., Class A	9,191	96,322
Perella Weinberg Partners, Class A	8,164	140,176
Piper Sandler Cos.	2,508	604,729
PJT Partners, Inc., Class A	3,381	479,122
Robinhood Markets, Inc., Class A(a)	93,001	4,567,279
SEI Investments Co.	14,221	1,113,362
Silvercrest Asset Management Group, Inc., Class A	2,427	37,133
StepStone Group, Inc., Class A	9,420	471,094
Stifel Financial Corp.	14,638	1,254,330
StoneX Group, Inc.(a)	6,354	562,742
TPG, Inc., Class A	12,311	571,846
Value Line, Inc.	72	2,945
Victory Capital Holdings, Inc., Class A	6,161	352,964
Virtu Financial, Inc., Class A	11,523	451,126
Virtus Investment Partners, Inc.	1,130	173,557
WisdomTree, Inc.	18,424	160,289
XP, Inc., Class A	56,719	913,176
		26,507,592
Chemicals — 1.6%
AdvanSix, Inc.	3,558	76,212
American Vanguard Corp.	2,566	10,828
Arq, Inc.(a)	3,077	11,662
Ashland, Inc.	6,547	356,091
ASP Isotopes, Inc.(a)(b)	9,514	50,234
Aspen Aerogels, Inc.(a)	11,217	60,572
Avient Corp.	12,912	430,099
Axalta Coating Systems Ltd.(a)	30,382	987,415
Balchem Corp.	4,380	685,689
Cabot Corp.	7,415	582,374
Chemours Co.	20,960	259,485
Core Molding Technologies, Inc.(a)	749	11,520
Ecovyst, Inc.(a)(b)	15,348	91,781
Element Solutions, Inc.	31,305	638,935
FMC Corp.	17,226	722,114
Hawkins, Inc.	2,603	316,993
HB Fuller Co.	7,717	417,027
Huntsman Corp.	23,316	310,336
Ingevity Corp.(a)	4,946	163,119
Innospec, Inc.	3,329	297,879
Intrepid Potash, Inc.(a)	1,298	42,886
Koppers Holdings, Inc.	2,824	70,769
Kronos Worldwide, Inc.	3,945	30,416
LSB Industries, Inc.(a)	7,532	48,054
Mativ Holdings, Inc.	6,628	33,869
Minerals Technologies, Inc.	4,319	222,817
Mosaic Co.	43,942	1,335,837
NewMarket Corp.	920	566,076
Northern Technologies International Corp.	1,046	7,793
Olin Corp.	16,605	359,000
Orion SA	7,689	92,576
Perimeter Solutions, Inc.(a)	18,415	186,544
PureCycle Technologies, Inc.(a)(b)	18,682	125,356
Quaker Chemical Corp.	1,930	204,464
Rayonier Advanced Materials, Inc.(a)	7,558	32,197
RPM International, Inc.	17,814	1,901,644
Scotts Miracle-Gro Co.	6,083	306,462
Sensient Technologies Corp.	5,674	533,072
Security	Shares	Value
Chemicals (continued)
Stepan Co.	2,981	$ 150,719
Tronox Holdings PLC	16,563	89,606
Valhi, Inc.	190	3,276
		12,823,798
Commercial Services & Supplies — 1.2%
ABM Industries, Inc.	8,555	416,971
ACCO Brands Corp.	11,796	45,533
ACV Auctions, Inc., Class A(a)	20,844	306,198
BrightView Holdings, Inc.(a)	8,011	109,911
Brink’s Co.	6,080	542,579
Casella Waste Systems, Inc., Class A(a)	8,399	986,463
CECO Environmental Corp.(a)	3,995	95,041
Cimpress PLC(a)	2,603	109,378
Clean Harbors, Inc.(a)	7,041	1,506,351
CompX International, Inc.	59	1,605
CoreCivic, Inc.(a)	14,936	338,151
Deluxe Corp.	6,306	92,068
Driven Brands Holdings, Inc.(a)(b)	8,499	140,403
Ennis, Inc.	3,128	56,148
Enviri Corp.(a)	10,177	69,916
GEO Group, Inc.(a)	17,492	547,150
Healthcare Services Group, Inc.(a)	9,583	136,174
HNI Corp.	6,856	290,009
Interface, Inc., Class A	8,211	154,367
LanzaTech Global, Inc.(a)(b)	13,278	3,250
Liquidity Services, Inc.(a)(b)	2,711	86,156
Matthews International Corp., Class A	3,785	77,403
MillerKnoll, Inc.	9,782	160,425
Montrose Environmental Group, Inc.(a)	4,398	64,343
MSA Safety, Inc.	5,067	797,647
NL Industries, Inc.	244	2,093
OPENLANE, Inc.(a)	14,578	269,839
Perma-Fix Environmental Services, Inc.(a)	1,537	12,603
Pitney Bowes, Inc.	8,042	69,805
Pursuit Attractions and Hospitality, Inc.(a)	2,633	77,121
Quad/Graphics, Inc., Class A	5,703	27,203
Quest Resource Holding Corp.(a)	2,022	4,772
Steelcase, Inc., Class A	13,802	136,916
Tetra Tech, Inc.	36,764	1,146,669
UniFirst Corp.	2,069	369,254
Vestis Corp.	15,156	132,767
Virco Mfg. Corp.	1,166	10,715
VSE Corp.	2,452	280,803
		9,674,200
Communications Equipment — 1.0%
ADTRAN Holdings, Inc.(a)	10,645	81,541
Applied Optoelectronics, Inc.(a)(b)	6,944	88,814
Aviat Networks, Inc.(a)(b)	1,545	27,130
Calix, Inc.(a)	8,117	332,066
Ciena Corp.(a)	19,600	1,316,336
Clearfield, Inc.(a)	1,619	46,417
CommScope Holding Co., Inc.(a)	33,457	125,129
Digi International, Inc.(a)	4,836	131,539
Extreme Networks, Inc.(a)	17,776	233,932
F5, Inc.(a)	7,994	2,116,332
Harmonic, Inc.(a)	15,382	138,130
Juniper Networks, Inc.	45,109	1,638,359
Lumentum Holdings, Inc.(a)(b)	9,516	561,825
NETGEAR, Inc.(a)(b)	3,603	86,904
NetScout Systems, Inc.(a)	9,039	190,000
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
Ribbon Communications, Inc.(a)(b)	11,763	$ 37,759
Ubiquiti, Inc.	568	185,424
Viasat, Inc.(a)	17,244	159,852
Viavi Solutions, Inc.(a)	30,190	319,410
		7,816,899
Construction & Engineering — 2.0%
AECOM	18,434	1,818,514
Ameresco, Inc., Class A(a)	4,163	44,253
API Group Corp.(a)	31,924	1,207,685
Arcosa, Inc.	6,589	527,581
Argan, Inc.	1,684	257,871
Bowman Consulting Group Ltd.(a)(b)	1,724	38,135
Centuri Holdings, Inc.(a)	2,632	47,271
Comfort Systems USA, Inc.	4,853	1,929,310
Concrete Pumping Holdings, Inc.	4,872	29,232
Construction Partners, Inc., Class A(a)(b)	6,288	516,496
Dycom Industries, Inc.(a)	3,913	655,623
EMCOR Group, Inc.	6,303	2,525,612
Everus Construction Group, Inc.(a)	6,954	279,829
Fluor Corp.(a)	23,570	822,357
Granite Construction, Inc.	6,054	492,130
Great Lakes Dredge & Dock Corp.(a)	8,718	79,247
IES Holdings, Inc.(a)(b)	1,110	218,315
Limbach Holdings, Inc.(a)	1,328	127,143
MasTec, Inc.(a)	8,707	1,108,575
Matrix Service Co.(a)	3,263	37,851
MYR Group, Inc.(a)	2,190	267,881
Northwest Pipe Co.(a)	1,028	43,546
Orion Group Holdings, Inc.(a)	5,778	36,921
Primoris Services Corp.	7,410	444,378
Sterling Infrastructure, Inc.(a)	4,086	610,571
Tutor Perini Corp.(a)	5,970	128,116
Valmont Industries, Inc.	2,758	808,701
WillScot Holdings Corp., Class A	25,279	635,008
		15,738,152
Construction Materials — 0.2%
Eagle Materials, Inc.	4,587	1,038,451
Knife River Corp.(a)	7,786	727,057
Smith-Midland Corp.(a)(b)	588	17,634
U.S. Lime & Minerals, Inc.	1,515	141,667
		1,924,809
Consumer Finance — 1.0%
Ally Financial, Inc.	37,945	1,239,284
Atlanticus Holdings Corp.(a)	789	43,253
Bread Financial Holdings, Inc.	3,807	180,642
Consumer Portfolio Services, Inc.(a)	679	6,267
Credit Acceptance Corp.(a)	873	425,518
Dave, Inc., Class A(a)	1,092	103,543
Encore Capital Group, Inc.(a)	3,093	106,399
Enova International, Inc.(a)	3,630	333,198
FirstCash Holdings, Inc.	5,324	713,203
Green Dot Corp., Class A(a)	7,542	63,127
LendingClub Corp.(a)	15,774	154,112
LendingTree, Inc.(a)	1,624	83,782
Medallion Financial Corp.	2,587	22,766
Navient Corp.	12,947	160,284
Nelnet, Inc., Class A	2,132	226,184
NerdWallet, Inc., Class A(a)	5,312	47,596
OneMain Holdings, Inc.	16,535	778,302
OppFi, Inc., Class A	4,147	38,774
PRA Group, Inc.(a)	5,506	100,760
Security	Shares	Value
Consumer Finance (continued)
PROG Holdings, Inc.	5,948	$ 156,789
Regional Management Corp.	1,483	48,835
SLM Corp.	29,146	842,611
SoFi Technologies, Inc.(a)	148,332	1,855,633
Upstart Holdings, Inc.(a)(b)	11,090	530,102
World Acceptance Corp.(a)	614	79,280
		8,340,244
Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc., Class A	58,086	1,276,730
Andersons, Inc.	4,735	178,557
BJ’s Wholesale Club Holdings, Inc.(a)(b)	18,217	2,141,590
Casey’s General Stores, Inc.	5,093	2,355,971
Chefs’ Warehouse, Inc.(a)	4,764	271,405
Grocery Outlet Holding Corp.(a)	13,367	224,432
Guardian Pharmacy Services, Inc., Class A(a)(b)	1,096	27,444
HF Foods Group, Inc.(a)	4,561	17,104
Ingles Markets, Inc., Class A	1,778	109,685
Maplebear, Inc.(a)	22,921	914,319
Natural Grocers by Vitamin Cottage, Inc.	1,357	68,067
Performance Food Group Co.(a)	21,098	1,701,765
PriceSmart, Inc.	3,273	332,177
SpartanNash Co.	4,017	79,697
Sprouts Farmers Market, Inc.(a)	13,787	2,357,577
U.S. Foods Holding Corp.(a)(b)	30,198	1,982,801
United Natural Foods, Inc.(a)	7,952	212,398
Village Super Market, Inc., Class A	979	36,076
Weis Markets, Inc.	2,165	186,168
		14,473,963
Containers & Packaging — 1.7%
AptarGroup, Inc.	9,105	1,365,295
Ardagh Metal Packaging SA	18,637	69,143
Avery Dennison Corp.	11,199	1,916,261
Crown Holdings, Inc.	16,281	1,568,349
Graphic Packaging Holding Co.	41,567	1,052,061
Greif, Inc., Class A	4,037	211,862
Greif, Inc., Class B	651	36,176
Myers Industries, Inc.	5,127	53,833
O-I Glass, Inc.(a)	21,269	269,266
Packaging Corp. of America	12,381	2,298,037
Ranpak Holdings Corp.(a)	7,379	30,328
Sealed Air Corp.	18,072	498,064
Silgan Holdings, Inc.	11,483	593,097
Smurfit WestRock PLC	71,553	3,006,657
Sonoco Products Co.	13,504	553,664
TriMas Corp.	5,267	126,671
		13,648,764
Distributors — 0.2%
A-Mark Precious Metals, Inc.	2,474	60,267
GigaCloud Technology, Inc., Class A(a)(b)	3,147	39,463
Pool Corp.	5,132	1,504,394
Weyco Group, Inc.	661	19,764
		1,623,888
Diversified Consumer Services — 1.4%
ADT, Inc.	52,100	417,842
Adtalem Global Education, Inc.(a)	5,128	544,594
American Public Education, Inc.(a)	2,577	60,560
Bright Horizons Family Solutions, Inc.(a)	7,954	997,591
Carriage Services, Inc.	1,857	74,206
Chegg, Inc.(a)	10,712	7,790
Coursera, Inc.(a)	17,707	149,093
Duolingo, Inc., Class A(a)	5,195	2,023,349

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Consumer Services (continued)
European Wax Center, Inc., Class A(a)	3,136	$ 9,784
Frontdoor, Inc.(a)	10,398	427,462
Graham Holdings Co., Class B	446	410,342
Grand Canyon Education, Inc.(a)	3,863	689,043
H&R Block, Inc.	18,700	1,128,919
KinderCare Learning Cos., Inc.(a)	3,769	46,208
Laureate Education, Inc.(a)	17,574	352,710
Lincoln Educational Services Corp.(a)	3,747	63,324
Mister Car Wash, Inc.(a)	12,201	83,699
Nerdy, Inc., Class A(a)	6,648	10,570
OneSpaWorld Holdings Ltd.	14,172	236,672
Perdoceo Education Corp.	7,619	191,389
Service Corp. International	19,479	1,556,372
Strategic Education, Inc.	2,984	243,435
Stride, Inc.(a)	5,825	828,606
Udemy, Inc.(a)	12,567	86,335
Universal Technical Institute, Inc.(a)(b)	6,062	170,100
		10,809,995
Diversified REITs — 0.3%
Alexander & Baldwin, Inc.	9,950	170,941
Alpine Income Property Trust, Inc.	860	13,287
American Assets Trust, Inc.	6,065	113,597
Armada Hoffler Properties, Inc.	11,261	76,237
Broadstone Net Lease, Inc.	27,121	438,818
CTO Realty Growth, Inc.	3,266	59,670
Empire State Realty Trust, Inc., Class A	15,963	113,657
Essential Properties Realty Trust, Inc.	23,719	763,040
Gladstone Commercial Corp.	5,040	71,215
Global Net Lease, Inc.	26,327	198,769
NexPoint Diversified Real Estate Trust	3,771	13,236
One Liberty Properties, Inc.	1,878	45,823
		2,078,290
Diversified Telecommunication Services — 0.5%
Anterix, Inc.(a)	1,314	39,223
AST SpaceMobile, Inc., Class A(a)(b)	18,054	419,033
ATN International, Inc.	1,101	19,477
Bandwidth, Inc., Class A(a)	3,402	42,253
Cogent Communications Holdings, Inc.	6,139	333,655
Frontier Communications Parent, Inc.(a)	33,889	1,228,476
Globalstar, Inc.(a)(b)	6,993	134,405
IDT Corp., Class B	2,167	108,892
Iridium Communications, Inc.	15,531	374,763
Liberty Global Ltd., Class A(a)	22,022	241,141
Liberty Global Ltd., Class C(a)	22,444	254,515
Liberty Latin America Ltd., Class A(a)	7,788	42,211
Liberty Latin America Ltd., Class C(a)	13,469	74,079
Lumen Technologies, Inc.(a)	139,269	493,012
Shenandoah Telecommunications Co.	7,070	78,760
		3,883,895
Electric Utilities — 1.2%
ALLETE, Inc.	8,046	526,933
Genie Energy Ltd., Class B	1,759	25,981
Hawaiian Electric Industries, Inc.(a)	23,702	248,871
IDACORP, Inc.	7,356	868,670
MGE Energy, Inc.	4,953	447,850
NRG Energy, Inc.	27,997	3,067,911
OGE Energy Corp.	28,356	1,286,795
Otter Tail Corp.	5,682	451,037
Security	Shares	Value
Electric Utilities (continued)
Pinnacle West Capital Corp.	16,029	$ 1,525,640
Portland General Electric Co.	14,425	607,581
TXNM Energy, Inc.	12,390	659,148
		9,716,417
Electrical Equipment — 1.1%
Acuity, Inc.	4,267	1,039,484
Allient, Inc.	2,002	42,743
American Superconductor Corp.(a)	4,876	96,789
Array Technologies, Inc.(a)(b)	21,651	103,492
Atkore, Inc.	4,836	308,875
Blink Charging Co.(a)(b)	10,333	7,565
Bloom Energy Corp., Class A(a)	27,583	505,321
ChargePoint Holdings, Inc., Class A(a)(b)	41,379	25,771
Energy Vault Holdings, Inc.(a)	17,067	12,769
EnerSys	5,443	471,364
Enovix Corp.(a)(b)	22,765	152,525
Fluence Energy, Inc., Class A(a)(b)	7,415	30,327
FuelCell Energy, Inc.(a)(b)	1,178	4,830
Generac Holdings, Inc.(a)	8,003	915,383
GrafTech International Ltd.(a)	28,828	18,248
Hyliion Holdings Corp.(a)(b)	20,795	31,400
LSI Industries, Inc.	3,528	53,237
NANO Nuclear Energy, Inc.(a)(b)	3,195	72,686
Net Power, Inc., Class A(a)(b)	4,000	6,800
NEXTracker, Inc., Class A(a)	19,755	802,251
NuScale Power Corp., Class A(a)(b)	12,174	201,723
nVent Electric PLC	22,819	1,252,991
Plug Power, Inc.(a)(b)	119,524	104,297
Powell Industries, Inc.	1,276	233,648
Preformed Line Products Co.	368	50,552
Regal Rexnord Corp.	9,181	971,717
Sensata Technologies Holding PLC	21,317	456,184
SES AI Corp., Class A(a)(b)	12,887	11,583
Shoals Technologies Group, Inc., Class A(a)	21,901	79,063
Stem, Inc.(a)(b)	12,417	6,716
Sunrun, Inc.(a)(b)	30,169	207,864
T1 Energy, Inc.(a)(b)	10,772	13,034
Thermon Group Holdings, Inc.(a)	4,409	115,648
TPI Composites, Inc.(a)(b)	3,470	3,173
Ultralife Corp.(a)	1,670	7,482
Vicor Corp.(a)	3,110	124,105
		8,541,640
Electronic Equipment, Instruments & Components — 2.3%
908 Devices, Inc.(a)(b)	1,646	8,938
Advanced Energy Industries, Inc.	5,128	499,518
Aeva Technologies, Inc.(a)(b)	4,700	33,417
Arlo Technologies, Inc.(a)	13,868	136,322
Arrow Electronics, Inc.(a)	7,310	814,042
Avnet, Inc.	12,136	570,271
Badger Meter, Inc.	3,969	876,435
Bel Fuse, Inc., Class A	212	13,017
Bel Fuse, Inc., Class B	1,576	103,654
Belden, Inc.(b)	5,584	575,766
Benchmark Electronics, Inc.	5,069	164,895
Climb Global Solutions, Inc.	553	58,286
Cognex Corp.	23,895	652,333
Coherent Corp.(a)	17,341	1,115,373
Crane NXT Co.	6,868	322,247
CTS Corp.	3,767	143,447
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Daktronics, Inc.(a)	5,592	$ 70,962
ePlus, Inc.(a)	3,642	227,115
Evolv Technologies Holdings, Inc., Class A(a)	17,096	75,051
Fabrinet(a)	5,008	1,026,940
FARO Technologies, Inc.(a)(b)	2,474	72,760
Ingram Micro Holding Corp.	4,017	71,422
Insight Enterprises, Inc.(a)	3,775	522,007
IPG Photonics Corp.(a)	3,815	228,480
Itron, Inc.(a)	6,190	688,885
Jabil, Inc.(b)	14,844	2,175,537
Kimball Electronics, Inc.(a)	3,175	45,530
Knowles Corp.(a)	11,212	176,477
Lightwave Logic, Inc.(a)(b)	12,360	11,002
Littelfuse, Inc.	3,406	620,948
Methode Electronics, Inc.	4,402	27,601
MicroVision, Inc.(a)(b)	24,369	27,537
Mirion Technologies, Inc., Class A(a)	28,158	444,333
Napco Security Technologies, Inc.	4,687	107,098
nLight, Inc.(a)(b)	5,786	44,610
Novanta, Inc.(a)	4,858	577,422
OSI Systems, Inc.(a)	2,170	444,286
Ouster, Inc.(a)	6,886	51,163
PAR Technology Corp.(a)	4,571	266,946
PC Connection, Inc.	1,679	104,165
Plexus Corp.(a)	3,688	451,522
Powerfleet, Inc.(a)	13,657	68,831
Richardson Electronics Ltd.	1,153	9,985
Rogers Corp.(a)	2,398	148,220
Sanmina Corp.(a)	7,411	569,091
ScanSource, Inc.(a)	3,421	112,859
SmartRent, Inc., Class A(a)(b)	31,790	30,299
TD SYNNEX Corp.	10,573	1,171,488
TTM Technologies, Inc.(a)	14,097	282,222
Vishay Intertechnology, Inc.	17,291	224,610
Vishay Precision Group, Inc.(a)	1,435	35,789
Vontier Corp.	20,907	665,052
		17,966,206
Energy Equipment & Services — 1.0%
Archrock, Inc.	22,747	535,237
Aris Water Solutions, Inc., Class A	3,970	99,091
Atlas Energy Solutions, Inc.	10,179	137,722
Borr Drilling Ltd.(b)	32,547	55,330
Bristow Group, Inc.(a)	3,169	92,028
Cactus, Inc., Class A	8,869	336,490
ChampionX Corp.	26,374	636,405
Core Laboratories, Inc.	6,517	74,098
DMC Global, Inc.(a)	1,460	9,475
Expro Group Holdings NV(a)(b)	12,542	103,722
Flowco Holdings, Inc., Class A(a)	2,745	53,033
Forum Energy Technologies, Inc.(a)	870	12,746
Geospace Technologies Corp.(a)	1,878	12,094
Helix Energy Solutions Group, Inc.(a)	20,543	125,107
Helmerich & Payne, Inc.	13,600	256,904
Innovex International, Inc.(a)(b)	5,605	84,636
Kodiak Gas Services, Inc.	6,196	210,726
Liberty Energy, Inc., Class A	21,823	250,964
Mammoth Energy Services, Inc.(a)	3,130	7,919
Nabors Industries Ltd.(a)	1,115	29,927
Natural Gas Services Group, Inc.(a)	971	17,449
Noble Corp. PLC	18,438	400,842
NOV, Inc.	54,723	635,334
Security	Shares	Value
Energy Equipment & Services (continued)
NPK International, Inc.(a)	10,168	$ 58,771
Oceaneering International, Inc.(a)	13,974	248,039
Oil States International, Inc.(a)	9,214	32,341
Patterson-UTI Energy, Inc.	52,131	294,019
ProFrac Holding Corp., Class A(a)(b)	1,901	7,889
ProPetro Holding Corp.(a)	10,751	53,540
Ranger Energy Services, Inc., Class A	1,414	15,681
RPC, Inc.	12,084	57,157
SEACOR Marine Holdings, Inc.(a)	2,135	10,419
Seadrill Ltd.(a)(b)	9,381	192,686
Select Water Solutions, Inc., Class A	13,202	112,481
Solaris Energy Infrastructure, Inc., Class A	4,331	91,557
TechnipFMC PLC	59,108	1,665,072
TETRA Technologies, Inc.(a)(b)	20,168	57,479
Tidewater, Inc.(a)	6,654	240,808
Transocean Ltd.(a)(b)	101,080	215,300
Valaris Ltd.(a)(b)	8,631	278,868
Weatherford International PLC	10,085	417,519
		8,226,905
Entertainment — 0.7%
AMC Entertainment Holdings, Inc., Class A(a)(b)	52,661	140,605
Atlanta Braves Holdings, Inc., Class A(a)	951	41,321
Atlanta Braves Holdings, Inc., Class C(a)	6,961	277,465
Cinemark Holdings, Inc.	15,037	449,757
Eventbrite, Inc., Class A(a)	13,436	28,484
Golden Matrix Group, Inc.(a)(b)	6,870	12,916
IMAX Corp.(a)	6,017	146,394
Liberty Media Corp.-Liberty Live, Class A(a)	2,827	197,833
Liberty Media Corp.-Liberty Live, Class C(a)	6,468	462,527
Lions Gate Entertainment Corp., Class A(a)	6,970	61,894
Lions Gate Entertainment Corp., Class B(a)	18,438	147,135
LiveOne, Inc.(a)	10,872	9,550
Madison Square Garden Entertainment Corp.(a)	5,376	174,397
Madison Square Garden Sports Corp., Class A(a)	2,472	476,033
Marcus Corp.	2,785	45,423
Playstudios, Inc., Class A(a)	19,532	24,806
Playtika Holding Corp.	9,837	51,841
Reservoir Media, Inc.(a)	1,932	14,490
Roku, Inc., Class A(a)	17,539	1,195,809
Sphere Entertainment Co., Class A(a)	3,912	106,602
TKO Group Holdings, Inc., Class A	10,914	1,778,000
Vivid Seats, Inc., Class A(a)	12,725	35,757
		5,879,039
Financial Services — 2.6%
Acacia Research Corp.(a)(b)	3,963	12,246
Affirm Holdings, Inc., Class A(a)	35,867	1,784,742
Alerus Financial Corp.	3,558	70,733
AvidXchange Holdings, Inc.(a)	23,717	192,819
Banco Latinoamericano de Comercio Exterior SA	4,559	174,610
Burford Capital Ltd.	27,776	377,198
Cannae Holdings, Inc.	8,599	152,288
Cantaloupe, Inc.(a)	7,387	59,096
Cass Information Systems, Inc.	1,964	80,013
Compass Diversified Holdings	9,719	167,070
Enact Holdings, Inc.	5,338	191,047
Equitable Holdings, Inc.	29,699	1,468,616
Essent Group Ltd.	14,252	811,366
Euronet Worldwide, Inc.(a)	5,852	579,933
EVERTEC, Inc.	8,698	295,210
Federal Agricultural Mortgage Corp., Class C	1,368	239,851
Flywire Corp.(a)	16,725	157,382

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
HA Sustainable Infrastructure Capital, Inc.	16,524	$ 412,770
International Money Express, Inc.(a)	3,934	48,860
Jack Henry & Associates, Inc.	10,047	1,742,451
Jackson Financial, Inc., Class A	6,948	541,319
Marqeta, Inc., Class A(a)	63,950	267,311
Merchants Bancorp	2,478	74,538
MGIC Investment Corp.	34,303	854,488
Mr. Cooper Group, Inc.(a)	8,735	1,039,552
NCR Atleos Corp.(a)	9,987	278,837
NewtekOne, Inc.	4,623	48,079
NMI Holdings, Inc., Class A(a)	11,479	415,195
Onity Group, Inc.(a)	650	24,382
Pagseguro Digital Ltd., Class A(a)	26,267	263,458
Payoneer Global, Inc.(a)	35,887	252,286
Paysafe Ltd.(a)	4,324	65,855
Paysign, Inc.(a)	5,335	12,804
PennyMac Financial Services, Inc., Class A	3,718	362,282
Priority Technology Holdings, Inc.(a)	4,372	31,741
Radian Group, Inc.	20,896	667,418
Remitly Global, Inc.(a)	20,617	416,876
Repay Holdings Corp., Class A(a)(b)	11,424	45,696
Sezzle, Inc.(a)(b)	1,903	98,861
Shift4 Payments, Inc., Class A(a)(b)	8,453	691,455
StoneCo Ltd., Class A(a)	39,068	549,296
Toast, Inc., Class A(a)	64,109	2,280,998
UWM Holdings Corp., Class A	15,468	72,700
Velocity Financial, Inc.(a)	1,622	28,985
Voya Financial, Inc.	13,788	816,250
Walker & Dunlop, Inc.	4,326	331,112
Waterstone Financial, Inc.	3,521	42,604
Western Union Co.	33,810	335,057
WEX, Inc.(a)	5,479	714,297
		20,642,033
Food Products — 0.9%
Alico, Inc.(b)	665	18,979
B&G Foods, Inc.	11,206	77,209
Beyond Meat, Inc.(a)(b)	11,476	28,461
BRC, Inc., Class A(a)(b)	5,907	13,468
Calavo Growers, Inc.	2,445	67,531
Cal-Maine Foods, Inc.	6,047	564,608
Darling Ingredients, Inc.(a)	21,875	704,156
Dole PLC	10,418	158,250
Flowers Foods, Inc.	25,834	454,420
Fresh Del Monte Produce, Inc.	4,917	167,227
Freshpet, Inc.(a)	6,416	471,833
Hain Celestial Group, Inc.(a)	12,777	38,842
Ingredion, Inc.	9,169	1,217,827
J & J Snack Foods Corp.	2,000	259,180
John B Sanfilippo & Son, Inc.	1,122	74,355
Lancaster Colony Corp.	2,624	427,135
Lifeway Foods, Inc.(a)	950	22,496
Limoneira Co.	1,676	25,190
Mama’s Creations, Inc.(a)	6,278	41,435
Mission Produce, Inc.(a)	6,805	71,282
Pilgrim’s Pride Corp.	5,762	314,490
Post Holdings, Inc.(a)	7,172	811,655
Seaboard Corp.	34	87,923
Seneca Foods Corp., Class A(a)	554	49,688
Simply Good Foods Co.(a)	12,457	449,822
Smithfield Foods, Inc.	3,338	74,137
SunOpta, Inc.(a)	11,109	47,991
Security	Shares	Value
Food Products (continued)
TreeHouse Foods, Inc.(a)	6,214	$ 144,724
Utz Brands, Inc., Class A	7,976	106,001
Vital Farms, Inc.(a)	4,566	156,340
Westrock Coffee Co.(a)(b)	5,837	33,855
WK Kellogg Co.	9,233	165,548
		7,346,058
Gas Utilities — 0.8%
Brookfield Infrastructure Corp., Class A(b)	16,326	611,245
Chesapeake Utilities Corp.	2,921	384,608
MDU Resources Group, Inc.	28,642	490,924
National Fuel Gas Co.	12,446	955,604
New Jersey Resources Corp.	13,820	676,351
Northwest Natural Holding Co.	5,597	241,231
ONE Gas, Inc.	7,643	600,052
RGC Resources, Inc.	698	14,637
Southwest Gas Holdings, Inc.	8,424	608,297
Spire, Inc.	7,871	602,446
UGI Corp.	30,072	986,061
		6,171,456
Ground Transportation — 1.0%
ArcBest Corp.	3,256	190,541
Avis Budget Group, Inc.(a)	2,435	225,554
Covenant Logistics Group, Inc., Class A	1,554	30,925
FTAI Infrastructure, Inc.	13,923	60,147
Heartland Express, Inc.	5,677	43,145
Hertz Global Holdings, Inc.(a)(b)	18,416	125,597
Knight-Swift Transportation Holdings, Inc.	21,597	845,955
Landstar System, Inc.	4,708	631,578
Lyft, Inc., Class A(a)	51,308	636,219
Marten Transport Ltd.	6,493	83,370
PAMT Corp.(a)(b)	732	10,226
Proficient Auto Logistics, Inc.(a)(b)	4,257	35,376
RXO, Inc.(a)(b)	21,799	307,148
Ryder System, Inc.	5,805	799,174
Saia, Inc.(a)(b)	3,653	891,332
Schneider National, Inc., Class B	6,191	133,045
U-Haul Holding Co.(a)(b)	1,313	80,605
U-Haul Holding Co., Series N	13,570	743,636
Universal Logistics Holdings, Inc.	1,167	25,371
Werner Enterprises, Inc.	7,936	195,702
XPO, Inc.(a)(b)	15,835	1,680,410
		7,775,056
Health Care Equipment & Supplies — 1.9%
Accuray, Inc.(a)(b)	8,603	13,335
Alphatec Holdings, Inc.(a)(b)	14,968	164,349
AngioDynamics, Inc.(a)	5,124	47,602
Anteris Technologies Global Corp.(a)	3,483	17,241
Artivion, Inc.(a)	4,890	115,844
AtriCure, Inc.(a)(b)	6,391	191,155
Avanos Medical, Inc.(a)	5,529	69,389
Axogen, Inc.(a)	5,579	90,770
Beta Bionics, Inc.(a)	1,792	19,802
Bioventus, Inc., Class A(a)	5,741	41,967
Ceribell, Inc.(a)	1,610	25,905
Cerus Corp.(a)	29,178	38,515
CONMED Corp.	4,294	210,878
CVRx, Inc.(a)	2,551	18,673
DENTSPLY SIRONA, Inc.	27,508	382,361
Embecta Corp.	8,113	98,897
Enovis Corp.(a)(b)	7,459	258,007
Envista Holdings Corp.(a)	23,670	380,614
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Fractyl Health, Inc.(a)(b)	7,201	$ 9,145
Glaukos Corp.(a)	6,730	634,302
Globus Medical, Inc., Class A(a)	15,445	1,108,488
Haemonetics Corp.(a)	6,732	424,251
ICU Medical, Inc.(a)	2,913	397,887
Inmode Ltd.(a)(b)	9,660	136,206
Inogen, Inc.(a)	4,897	34,916
Inspire Medical Systems, Inc.(a)	4,034	638,905
Integer Holdings Corp.(a)(b)	4,518	570,669
Integra LifeSciences Holdings Corp.(a)	9,183	150,509
iRadimed Corp.	566	29,664
iRhythm Technologies, Inc.(a)(b)	4,287	458,237
Lantheus Holdings, Inc.(a)	9,437	984,657
LeMaitre Vascular, Inc.	2,664	241,731
LivaNova PLC(a)	7,432	274,984
Masimo Corp.(a)	6,007	966,887
Merit Medical Systems, Inc.(a)	7,867	743,038
Neogen Corp.(a)	32,610	164,680
NeuroPace, Inc.(a)	2,497	29,190
Novocure Ltd.(a)	14,957	271,320
Omnicell, Inc.(a)(b)	6,104	190,811
OraSure Technologies, Inc.(a)	6,323	18,906
Orchestra BioMed Holdings, Inc.(a)(b)	1,935	5,747
Orthofix Medical, Inc.(a)	3,713	51,648
OrthoPediatrics Corp.(a)	2,598	54,090
Penumbra, Inc.(a)	5,091	1,490,848
PROCEPT BioRobotics Corp.(a)	6,034	325,715
Pulmonx Corp.(a)	5,546	26,787
Pulse Biosciences, Inc.(a)(b)	2,306	39,248
QuidelOrtho Corp.(a)(b)	9,430	262,060
RxSight, Inc.(a)	5,857	86,215
Sanara Medtech, Inc.(a)(b)	346	11,051
Semler Scientific, Inc.(a)(b)	1,210	39,119
SI-BONE, Inc.(a)	5,415	73,915
Sight Sciences, Inc.(a)	4,854	14,805
STAAR Surgical Co.(a)	7,425	135,580
Stereotaxis, Inc.(a)	9,381	18,762
Surmodics, Inc.(a)	1,551	43,444
Tactile Systems Technology, Inc.(a)	2,279	32,179
Tandem Diabetes Care, Inc.(a)	9,052	152,526
Teleflex, Inc.	6,419	879,724
TransMedics Group, Inc.(a)	4,488	412,941
Treace Medical Concepts, Inc.(a)	6,856	48,540
UFP Technologies, Inc.(a)	976	203,535
Utah Medical Products, Inc.	250	12,938
Varex Imaging Corp.(a)	4,746	39,487
Zimvie, Inc.(a)	3,219	29,164
Zynex, Inc.(a)(b)	1,666	2,766
		15,157,521
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.(a)	12,485	292,149
AdaptHealth Corp.(a)	14,438	122,867
Addus HomeCare Corp.(a)(b)	2,313	241,824
agilon health, Inc.(a)	43,588	185,685
AirSculpt Technologies, Inc.(a)	1,598	3,468
Alignment Healthcare, Inc.(a)	14,221	251,996
Amedisys, Inc.(a)	4,295	407,595
AMN Healthcare Services, Inc.(a)	5,160	105,419
Ardent Health Partners, Inc.(a)	3,150	40,099
Astrana Health, Inc.(a)(b)	5,819	181,378
Aveanna Healthcare Holdings, Inc.(a)	8,740	40,291
Security	Shares	Value
Health Care Providers & Services (continued)
BrightSpring Health Services, Inc.(a)	7,660	$ 134,280
Brookdale Senior Living, Inc.(a)	27,351	179,423
Castle Biosciences, Inc.(a)	3,479	69,754
Chemed Corp.	2,008	1,167,672
Community Health Systems, Inc.(a)	20,266	55,326
Concentra Group Holdings Parent, Inc.	14,985	325,924
CorVel Corp.(a)	3,529	383,814
Cross Country Healthcare, Inc.(a)	4,745	64,295
DaVita, Inc.(a)(b)	6,563	928,993
DocGo, Inc.(a)(b)	11,752	26,207
Encompass Health Corp.	13,712	1,604,167
Enhabit, Inc.(a)	7,209	57,600
Ensign Group, Inc.	7,554	974,390
Fulgent Genetics, Inc.(a)(b)	3,240	56,214
GeneDx Holdings Corp., Class A(a)	1,749	116,921
Guardant Health, Inc.(a)	16,411	775,092
HealthEquity, Inc.(a)	11,774	1,009,267
Henry Schein, Inc.(a)	17,194	1,117,094
Hims & Hers Health, Inc.(a)	26,517	877,713
InfuSystem Holdings, Inc.(a)	1,767	8,340
Innovage Holding Corp.(a)	2,921	9,143
Joint Corp.(a)	1,125	11,261
LifeStance Health Group, Inc.(a)	18,534	121,768
ModivCare, Inc.(a)(b)	1,101	1,310
Nano-X Imaging Ltd.(a)(b)	8,828	44,405
National HealthCare Corp.	1,642	155,153
National Research Corp., Class A	2,065	23,458
NeoGenomics, Inc.(a)	18,001	115,116
OPKO Health, Inc.(a)(b)	49,357	68,113
Option Care Health, Inc.(a)	23,542	760,642
Owens & Minor, Inc.(a)	12,293	86,789
PACS Group, Inc.(a)	4,917	47,351
Pediatrix Medical Group, Inc.(a)	12,022	154,843
Pennant Group, Inc.(a)	4,433	113,573
Performant Healthcare, Inc.(a)	7,553	17,825
Premier, Inc., Class A	12,855	261,599
Privia Health Group, Inc.(a)	13,828	324,681
Progyny, Inc.(a)	10,362	236,668
Quipt Home Medical Corp.(a)(b)	3,438	7,392
RadNet, Inc.(a)	9,052	474,144
Select Medical Holdings Corp.	15,065	274,786
Sonida Senior Living, Inc.(a)	560	13,003
Surgery Partners, Inc.(a)	10,402	228,324
Talkspace, Inc.(a)	19,042	58,459
Tenet Healthcare Corp.(a)	13,253	1,894,516
U.S. Physical Therapy, Inc.	1,907	135,607
Universal Health Services, Inc., Class B	7,898	1,398,499
Viemed Healthcare, Inc.(a)	2,808	19,853
		18,863,538
Health Care REITs — 0.7%
American Healthcare REIT, Inc.	21,094	680,914
CareTrust REIT, Inc.	25,521	747,000
Community Healthcare Trust, Inc.	3,622	61,864
Diversified Healthcare Trust	29,919	67,617
Global Medical REIT, Inc.	7,593	58,770
Healthcare Realty Trust, Inc.	49,020	761,281
LTC Properties, Inc.	6,340	227,416
Medical Properties Trust, Inc.(b)	82,384	454,760
National Health Investors, Inc.	6,014	455,079
Omega Healthcare Investors, Inc.	37,602	1,468,358
Sabra Health Care REIT, Inc.	32,603	581,964

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care REITs (continued)
Strawberry Fields REIT, Inc.	1,874	$ 19,714
Universal Health Realty Income Trust	1,731	66,141
		5,650,878
Health Care Technology — 0.3%
Certara, Inc.(a)	16,881	233,971
Definitive Healthcare Corp., Class A(a)	4,523	12,303
Doximity, Inc., Class A(a)(b)	17,368	987,892
Evolent Health, Inc., Class A(a)	16,506	162,749
Health Catalyst, Inc.(a)	7,553	29,834
HealthStream, Inc.	2,730	91,810
LifeMD, Inc.(a)	7,528	55,406
OptimizeRx Corp.(a)(b)	2,430	22,162
Phreesia, Inc.(a)	7,778	194,139
Schrodinger, Inc./United States(a)	8,064	206,680
Simulations Plus, Inc.	2,200	75,570
Teladoc Health, Inc.(a)	23,666	170,158
Waystar Holding Corp.(a)	10,953	407,123
		2,649,797
Hotel & Resort REITs — 0.5%
Apple Hospitality REIT, Inc.	32,503	382,560
Braemar Hotels & Resorts, Inc.	12,593	23,549
Chatham Lodging Trust	4,196	28,827
DiamondRock Hospitality Co.	26,151	191,948
Host Hotels & Resorts, Inc.	97,753	1,380,272
Park Hotels & Resorts, Inc.	29,865	296,858
Pebblebrook Hotel Trust(b)	15,470	140,003
RLJ Lodging Trust	21,477	150,554
Ryman Hospitality Properties, Inc.	8,216	722,597
Service Properties Trust	23,687	42,637
Summit Hotel Properties, Inc.	14,337	58,352
Sunstone Hotel Investors, Inc.	27,694	230,968
Xenia Hotels & Resorts, Inc.	15,025	160,467
		3,809,592
Hotels, Restaurants & Leisure — 2.8%
Accel Entertainment, Inc., Class A(a)	6,550	67,465
Aramark	36,388	1,216,451
Biglari Holdings, Inc., Class B(a)	52	12,111
BJ’s Restaurants, Inc.(a)	2,552	84,956
Bloomin’ Brands, Inc.	10,125	81,203
Boyd Gaming Corp.	8,833	610,714
Brinker International, Inc.(a)	6,048	812,246
Caesars Entertainment, Inc.(a)(b)	28,990	784,469
Cava Group, Inc.(a)	10,395	960,810
Cheesecake Factory, Inc.	6,795	342,264
Choice Hotels International, Inc.(b)	3,663	461,941
Churchill Downs, Inc.	9,562	864,500
Cracker Barrel Old Country Store, Inc.	3,005	128,314
Dave & Buster’s Entertainment, Inc.(a)	4,393	84,302
Denny’s Corp.(a)(b)	4,696	17,328
Despegar.com Corp.(a)	9,666	188,100
Dine Brands Global, Inc.	2,396	47,704
Dutch Bros, Inc., Class A(a)	15,105	902,373
El Pollo Loco Holdings, Inc.(a)	2,705	25,292
Everi Holdings, Inc.(a)	11,828	166,183
First Watch Restaurant Group, Inc.(a)(b)	5,406	95,470
Full House Resorts, Inc.(a)	3,313	10,701
Global Business Travel Group I, Class A(a)	18,636	125,048
Golden Entertainment, Inc.	3,059	78,616
Hilton Grand Vacations, Inc.(a)	9,370	315,113
Hyatt Hotels Corp., Class A	5,782	651,516
Inspired Entertainment, Inc.(a)	4,819	35,709
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
International Game Technology PLC	16,076	$ 263,646
Jack in the Box, Inc.	2,433	63,355
Krispy Kreme, Inc.	10,316	42,296
Kura Sushi USA, Inc., Class A(a)(b)	905	53,286
Life Time Group Holdings, Inc.(a)	11,570	354,736
Light & Wonder, Inc., Class A(a)(b)	12,286	1,048,979
Lindblad Expeditions Holdings, Inc.(a)	4,603	40,691
Marriott Vacations Worldwide Corp.	4,995	273,776
Monarch Casino & Resort, Inc.	1,495	116,894
Nathan’s Famous, Inc.	431	42,130
Norwegian Cruise Line Holdings Ltd.(a)(b)	61,110	979,593
ONE Group Hospitality, Inc.(a)(b)	2,056	6,189
Papa John’s International, Inc.	4,702	162,360
Penn Entertainment, Inc.(a)(b)	21,064	320,594
Planet Fitness, Inc., Class A(a)	11,666	1,103,487
PlayAGS, Inc.(a)	5,662	68,623
Portillo’s, Inc., Class A(a)(b)	7,728	79,908
Potbelly Corp.(a)	4,301	34,838
RCI Hospitality Holdings, Inc.	930	36,902
Red Rock Resorts, Inc., Class A	7,065	301,676
Rush Street Interactive, Inc., Class A(a)	9,999	121,288
Sabre Corp.(a)	52,434	124,269
Shake Shack, Inc., Class A(a)	5,233	459,143
Six Flags Entertainment Corp.	12,669	435,940
Super Group SGHC Ltd.	21,086	171,218
Sweetgreen, Inc., Class A(a)(b)	14,026	273,226
Target Hospitality Corp.(a)	3,620	24,616
Texas Roadhouse, Inc.	9,213	1,528,990
Travel & Leisure Co.	9,837	432,139
United Parks & Resorts, Inc.(a)(b)	4,333	189,135
Vail Resorts, Inc.	5,239	729,269
Wendy’s Co.	24,462	305,775
Wingstop, Inc.	4,022	1,061,366
Wyndham Hotels & Resorts, Inc.	10,525	897,783
Wynn Resorts Ltd.	13,902	1,116,470
Xponential Fitness, Inc., Class A(a)	4,171	34,911
		22,470,396
Household Durables — 1.6%
Beazer Homes USA, Inc.(a)	3,698	72,333
Cavco Industries, Inc.(a)	1,076	531,383
Century Communities, Inc.	3,848	209,870
Champion Homes, Inc.(a)	7,325	633,612
Cricut, Inc., Class A	6,523	32,485
Dream Finders Homes, Inc., Class A(a)	3,840	87,014
Ethan Allen Interiors, Inc.	2,904	82,561
Flexsteel Industries, Inc.	544	18,164
GoPro, Inc., Class A(a)	11,108	6,398
Green Brick Partners, Inc.(a)	4,001	236,019
Hamilton Beach Brands Holding Co., Class A	1,059	20,968
Helen of Troy Ltd.(a)	3,146	87,648
Hooker Furnishings Corp.	1,306	12,538
Hovnanian Enterprises, Inc., Class A(a)	666	64,469
Installed Building Products, Inc.	3,257	540,108
iRobot Corp.(a)	6,200	15,190
KB Home	9,034	488,107
Landsea Homes Corp.(a)	2,622	15,994
La-Z-Boy, Inc.	5,584	220,568
Legacy Housing Corp.(a)(b)	1,589	38,652
Leggett & Platt, Inc.	17,883	172,034
LGI Homes, Inc.(a)	2,805	153,181
Lifetime Brands, Inc.	2,361	8,594
Lovesac Co.(a)	1,862	36,216
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
M/I Homes, Inc.(a)	3,673	$ 391,836
Meritage Homes Corp.	9,651	657,619
Mohawk Industries, Inc.(a)	7,272	773,377
Newell Brands, Inc.	58,022	277,345
Purple Innovation, Inc.(a)	4,336	2,935
SharkNinja, Inc.(a)	9,210	741,405
Sonos, Inc.(a)	17,315	159,471
Taylor Morrison Home Corp., Class A(a)	14,129	810,298
Tempur Sealy International, Inc.	23,137	1,412,745
Toll Brothers, Inc.	13,894	1,401,488
TopBuild Corp.(a)	4,079	1,206,405
Traeger, Inc.(a)	3,244	4,736
Tri Pointe Homes, Inc.(a)	12,467	383,360
United Homes Group, Inc., Class A(a)	1,384	2,699
Whirlpool Corp.	7,352	560,811
		12,570,636
Household Products — 0.2%
Central Garden & Pet Co.(a)	1,402	47,051
Central Garden & Pet Co., Class A(a)	6,803	201,165
Energizer Holdings, Inc.	9,956	269,210
Oil-Dri Corp. of America	1,390	58,505
Reynolds Consumer Products, Inc.	7,629	175,467
Spectrum Brands Holdings, Inc.	3,841	242,367
WD-40 Co.	1,820	415,615
		1,409,380
Independent Power and Renewable Electricity Producers — 0.2%
Brookfield Renewable Corp.(b)	19,355	550,843
Clearway Energy, Inc., Class A	5,152	140,907
Clearway Energy, Inc., Class C	11,114	326,085
Montauk Renewables, Inc.(a)	11,785	24,749
Ormat Technologies, Inc.	7,802	566,425
Sunnova Energy International, Inc.(a)	15,794	2,977
		1,611,986
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A	3,876	101,667
Industrial REITs — 0.8%
Americold Realty Trust, Inc.	39,475	763,446
EastGroup Properties, Inc.	6,804	1,111,910
First Industrial Realty Trust, Inc.	18,441	877,423
Industrial Logistics Properties Trust	5,976	15,657
Innovative Industrial Properties, Inc.	3,914	212,569
LXP Industrial Trust	40,558	320,003
Plymouth Industrial REIT, Inc.	6,961	103,510
Rexford Industrial Realty, Inc.	30,649	1,014,482
STAG Industrial, Inc.	25,330	836,650
Terreno Realty Corp.	13,523	761,751
		6,017,401
Insurance — 3.9%
Ambac Financial Group, Inc.(a)	8,803	70,248
American Coastal Insurance Corp.	3,414	39,022
American Financial Group, Inc.	10,288	1,303,078
AMERISAFE, Inc.	3,003	139,609
Assurant, Inc.	7,700	1,484,098
Assured Guaranty Ltd.	6,991	613,320
Axis Capital Holdings Ltd.	12,000	1,155,840
Baldwin Insurance Group, Inc.(a)(b)	9,333	388,439
Bowhead Specialty Holdings, Inc.(a)	2,673	107,428
Brighthouse Financial, Inc.(a)	9,402	547,384
CNO Financial Group, Inc.	14,003	531,274
Crawford & Co., Class A	9,720	108,086
Security	Shares	Value
Insurance (continued)
Donegal Group, Inc., Class A	3,400	$ 65,790
Employers Holdings, Inc.	2,882	140,036
Enstar Group Ltd.(a)	1,797	600,935
Everest Group Ltd.	6,005	2,154,774
F&G Annuities & Life, Inc.	3,932	136,873
Fidelis Insurance Holdings Ltd.	8,195	133,988
First American Financial Corp.	13,813	839,969
Genworth Financial, Inc., Class A(a)	33,643	230,791
Globe Life, Inc.	12,320	1,519,549
GoHealth, Inc., Class A(a)	784	8,256
Goosehead Insurance, Inc., Class A	3,090	300,379
Greenlight Capital Re Ltd., Class A(a)	5,227	68,552
Hamilton Insurance Group Ltd., Class B(a)	6,542	121,027
Hanover Insurance Group, Inc.	5,271	875,513
HCI Group, Inc.	1,143	167,221
Heritage Insurance Holdings, Inc.(a)	3,112	58,817
Hippo Holdings, Inc.(a)	2,716	62,794
Horace Mann Educators Corp.	5,086	211,272
Investors Title Co.	225	52,018
James River Group Holdings Ltd.	3,600	17,136
Kemper Corp.	8,919	527,291
Kingsway Financial Services, Inc.(a)	4,638	40,119
Kinsale Capital Group, Inc.(b)	3,044	1,324,931
Lemonade, Inc.(a)(b)	7,246	211,728
Lincoln National Corp.	14,766	470,592
Maiden Holdings Ltd.(a)	9,593	13,430
MBIA, Inc.(a)	8,173	38,331
Mercury General Corp.	3,792	210,153
NI Holdings, Inc.(a)	788	9,850
Old Republic International Corp.	35,071	1,318,670
Oscar Health, Inc., Class A(a)	29,178	379,606
Palomar Holdings, Inc.(a)(b)	3,529	511,776
Primerica, Inc.	5,040	1,320,833
ProAssurance Corp.(a)	6,765	157,016
Reinsurance Group of America, Inc.	9,179	1,719,319
RenaissanceRe Holdings Ltd.	7,219	1,746,493
RLI Corp.	11,599	858,442
Root, Inc., Class A(a)	1,199	167,464
Ryan Specialty Holdings, Inc., Class A	14,376	941,772
Safety Insurance Group, Inc.	2,064	157,896
Selective Insurance Group, Inc.	8,444	736,570
Selectquote, Inc.(a)	25,145	79,710
SiriusPoint Ltd.(a)	8,673	145,706
Skyward Specialty Insurance Group, Inc.(a)(b)	5,188	275,431
Stewart Information Services Corp.	4,019	263,164
Tiptree, Inc.	3,560	79,424
Trupanion, Inc.(a)	5,316	194,566
United Fire Group, Inc.	2,738	75,760
Universal Insurance Holdings, Inc.	3,364	81,543
Unum Group	25,103	1,949,499
White Mountains Insurance Group Ltd.(b)	346	611,538
		30,872,139
Interactive Media & Services — 0.5%
Angi, Inc., Class A(a)(b)	5,149	59,008
Bumble, Inc., Class A(a)(b)	12,041	50,813
Cargurus, Inc., Class A(a)	12,321	344,495
Cars.com, Inc.(a)	8,269	96,251
EverQuote, Inc., Class A(a)	3,528	83,755
fuboTV, Inc.(a)(b)	49,436	148,308
Getty Images Holdings, Inc., Class A(a)(b)	18,361	35,069
Grindr, Inc.(a)	3,591	78,894
IAC, Inc.(a)	10,243	357,890

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services (continued)
Match Group, Inc.	34,725	$ 1,029,943
MediaAlpha, Inc., Class A(a)	5,186	43,562
Nextdoor Holdings, Inc., Class A(a)	24,230	35,618
Outbrain, Inc.(a)(b)	4,296	15,208
QuinStreet, Inc.(a)	7,260	127,195
Shutterstock, Inc.	3,206	51,168
System1, Inc., Class A(a)	3,286	1,899
TripAdvisor, Inc.(a)(b)	14,953	186,165
TrueCar, Inc.(a)	10,955	16,323
Trump Media & Technology Group Corp., Class A(a)(b)	11,044	271,020
Vimeo, Inc.(a)	19,563	98,598
Webtoon Entertainment, Inc.(a)(b)	1,683	15,147
Yelp, Inc.(a)	8,708	305,477
Ziff Davis, Inc.(a)	5,823	171,953
ZipRecruiter, Inc., Class A(a)	8,740	45,098
ZoomInfo Technologies, Inc., Class A(a)	40,351	345,405
		4,014,262
IT Services — 0.6%
Amdocs Ltd.	15,843	1,403,373
Applied Digital Corp.(a)(b)	27,240	123,670
ASGN, Inc.(a)	5,916	298,048
Backblaze, Inc., Class A(a)	5,840	25,696
BigBear.ai Holdings, Inc.(a)(b)	13,065	44,552
BigCommerce Holdings, Inc., Series 1(a)(b)	11,610	60,140
Couchbase, Inc.(a)(b)	5,232	92,292
DigitalOcean Holdings, Inc.(a)	9,412	290,831
DXC Technology Co.(a)	25,376	393,835
Fastly, Inc., Class A(a)	18,006	103,534
Globant SA(a)(b)	5,826	684,963
Grid Dynamics Holdings, Inc., Class A(a)	8,781	124,339
Hackett Group, Inc.	3,032	77,437
Information Services Group, Inc.	3,455	13,405
Kyndryl Holdings, Inc.(a)	31,654	1,026,223
Rackspace Technology, Inc.(a)	11,549	15,707
Tucows, Inc., Class A(a)(b)	808	13,138
Unisys Corp.(a)	9,460	37,556
		4,828,739
Leisure Products — 0.5%
Acushnet Holdings Corp.	3,790	250,974
AMMO, Inc.(a)	10,672	21,024
Brunswick Corp.	9,316	429,002
Clarus Corp.	1,641	5,399
Escalade, Inc.	1,074	16,303
Funko, Inc., Class A(a)	4,887	19,597
Hasbro, Inc.	19,410	1,201,479
JAKKS Pacific, Inc.	1,565	30,189
Johnson Outdoors, Inc., Class A	523	11,940
Latham Group, Inc.(a)	7,887	43,102
Malibu Boats, Inc., Class A(a)(b)	2,508	71,628
Marine Products Corp.	440	3,696
MasterCraft Boat Holdings, Inc.(a)(b)	1,528	25,120
Mattel, Inc.(a)	47,033	747,354
Peloton Interactive, Inc., Class A(a)(b)	48,700	335,543
Polaris, Inc.	7,381	250,659
Smith & Wesson Brands, Inc.	7,539	71,847
Sturm Ruger & Co., Inc.	2,178	88,558
Topgolf Callaway Brands Corp.(a)	18,503	122,305
YETI Holdings, Inc.(a)(b)	11,560	330,038
		4,075,757
Life Sciences Tools & Services — 1.0%
10X Genomics, Inc., Class A(a)(b)	15,479	128,011
Security	Shares	Value
Life Sciences Tools & Services (continued)
Adaptive Biotechnologies Corp.(a)	15,843	$ 116,604
Akoya Biosciences, Inc.(a)(b)	1,301	1,561
Azenta, Inc.(a)(b)	5,386	141,867
BioLife Solutions, Inc.(a)	4,936	119,007
Bio-Rad Laboratories, Inc., Class A(a)	2,600	634,608
Bio-Techne Corp.	21,753	1,095,264
Bruker Corp.	15,240	610,514
Charles River Laboratories International, Inc.(a)	7,110	843,388
Codexis, Inc.(a)	12,035	27,681
CryoPort, Inc.(a)	5,876	32,788
Cytek Biosciences, Inc.(a)	16,814	62,380
Fortrea Holdings, Inc.(a)	12,350	76,941
Harvard Bioscience, Inc.(a)	3,631	1,294
Lifecore Biomedical, Inc.(a)	3,493	23,613
Maravai LifeSciences Holdings, Inc., Class A(a)	17,523	35,396
MaxCyte, Inc.(a)	11,269	32,004
Medpace Holdings, Inc.(a)	3,489	1,075,973
Mesa Laboratories, Inc.	695	80,099
Nautilus Biotechnology, Inc.(a)	3,652	2,515
Niagen Bioscience, Inc.(a)	6,728	52,815
OmniAb, Inc.(a)(b)	9,383	15,951
OmniAb, Inc., 12.50 Earnout Shares(a)(c)	494	—
OmniAb, Inc., 15.00 Earnout Shares(a)(c)	494	—
Pacific Biosciences of California, Inc.(a)(b)	31,859	35,363
QIAGEN NV	29,945	1,280,149
Quanterix Corp.(a)	4,956	28,547
Quantum-Si, Inc., Class A(a)(b)	15,945	18,177
Repligen Corp.(a)	7,690	1,061,143
Sotera Health Co.(a)(b)	20,673	237,739
Standard BioTools, Inc.(a)	42,350	47,009
		7,918,401
Machinery — 4.3%
374Water, Inc.(a)(b)	5,305	1,745
3D Systems Corp.(a)(b)	18,309	33,689
AGCO Corp.	8,658	734,458
Alamo Group, Inc.	1,369	228,596
Albany International Corp., Class A	4,280	281,453
Allison Transmission Holdings, Inc.	12,062	1,112,599
Astec Industries, Inc.	2,888	104,632
Atmus Filtration Technologies, Inc.	11,524	399,537
Blue Bird Corp.(a)	4,554	158,798
Chart Industries, Inc.(a)(b)	5,912	798,002
Columbus McKinnon Corp.	3,998	59,370
Commercial Vehicle Group, Inc.(a)	3,178	3,052
Crane Co.	6,780	1,091,444
Donaldson Co., Inc.	16,587	1,090,264
Douglas Dynamics, Inc.	3,483	83,522
Eastern Co.	695	14,588
Energy Recovery, Inc.(a)	7,619	117,714
Enerpac Tool Group Corp., Class A	7,313	295,226
Enpro, Inc.	2,907	434,306
Esab Corp.	7,831	940,660
ESCO Technologies, Inc.	3,537	553,364
Federal Signal Corp.	8,175	665,690
Flowserve Corp.	18,427	833,453
Franklin Electric Co., Inc.	6,136	521,315
Gates Industrial Corp. PLC(a)	32,955	623,509
Gencor Industries, Inc.(a)	1,044	13,248
Gorman-Rupp Co.	2,605	93,415
Graco, Inc.	22,898	1,868,706
Graham Corp.(a)	1,442	43,952
Greenbrier Cos., Inc.	4,324	183,424
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Helios Technologies, Inc.	4,490	$ 122,397
Hillenbrand, Inc.	9,396	190,081
Hillman Solutions Corp.(a)	25,867	180,810
Hyster-Yale, Inc., Class A	1,746	67,099
ITT, Inc.	11,431	1,566,276
JBT Marel Corp.	6,490	683,137
Kadant, Inc.	1,598	471,410
Kennametal, Inc.	11,369	221,468
L B Foster Co., Class A(a)	855	17,074
Lincoln Electric Holdings, Inc.	7,645	1,347,049
Lindsay Corp.	1,437	185,459
Luxfer Holdings PLC	3,457	37,197
Manitowoc Co., Inc.(a)	5,237	41,268
Mayville Engineering Co., Inc.(a)	1,163	14,863
Middleby Corp.(a)	7,404	987,323
Miller Industries, Inc.	1,834	74,846
Mueller Industries, Inc.	15,352	1,129,293
Mueller Water Products, Inc., Class A	21,339	559,935
NN, Inc.(a)	5,472	10,999
Nordson Corp.	7,877	1,493,243
Omega Flex, Inc.	303	9,078
Oshkosh Corp.	9,111	763,137
Park-Ohio Holdings Corp.	1,948	38,785
Pentair PLC	22,932	2,080,620
Proto Labs, Inc.(a)	3,321	116,766
RBC Bearings, Inc.(a)	3,921	1,288,323
REV Group, Inc.	7,154	233,936
Shyft Group, Inc.	5,102	43,163
Snap-on, Inc.	7,197	2,258,491
SPX Technologies, Inc.(a)	6,137	823,279
Standex International Corp.	1,566	221,464
Taylor Devices, Inc.(a)	315	10,048
Tennant Co.	2,620	189,059
Terex Corp.	9,319	328,029
Timken Co.	9,141	587,309
Titan International, Inc.(a)	7,672	56,389
Toro Co.	14,052	959,471
Trinity Industries, Inc.	11,508	288,851
Twin Disc, Inc.	1,454	10,672
Wabash National Corp.	5,936	41,018
Watts Water Technologies, Inc., Class A	3,733	775,531
Worthington Enterprises, Inc.	4,256	215,481
		34,123,858
Marine Transportation — 0.2%
Costamare, Inc.	5,843	54,515
Genco Shipping & Trading Ltd.	5,552	71,954
Golden Ocean Group Ltd.	18,009	139,029
Himalaya Shipping Ltd.	2,508	13,092
Kirby Corp.(a)	7,835	755,059
Matson, Inc.	4,542	495,487
Pangaea Logistics Solutions Ltd.	7,492	30,193
Safe Bulkers, Inc.	13,257	44,941
		1,604,270
Media — 1.3%
Advantage Solutions, Inc., Class A(a)	12,254	16,420
AMC Networks, Inc., Class A(a)	5,129	32,826
Boston Omaha Corp., Class A(a)	2,279	35,393
Cable One, Inc.	754	201,522
Cardlytics, Inc.(a)	3,678	5,296
Clear Channel Outdoor Holdings, Inc.(a)	46,063	45,335
EchoStar Corp., Class A(a)	16,831	378,361
Security	Shares	Value
Media (continued)
Emerald Holding, Inc.	1,074	$ 4,221
Entravision Communications Corp., Class A	15,033	27,510
EW Scripps Co., Class A(a)	12,334	24,791
Gambling.com Group Ltd.(a)	2,414	31,068
Gannett Co., Inc.(a)	17,707	56,662
Gray Media, Inc.	12,194	40,850
Ibotta, Inc., Class A(a)	2,416	117,901
iHeartMedia, Inc., Class A(a)	23,567	24,274
Integral Ad Science Holding Corp.(a)	10,316	72,934
Interpublic Group of Cos., Inc.	52,831	1,327,115
John Wiley & Sons, Inc., Class A	5,435	237,183
Liberty Broadband Corp., Class A(a)	2,969	264,390
Liberty Broadband Corp., Class C(a)	14,578	1,317,705
Magnite, Inc.(a)(b)	17,078	203,057
National CineMedia, Inc.	10,342	59,260
New York Times Co., Class A	22,098	1,150,422
News Corp., Class A	52,995	1,437,224
News Corp., Class B	16,019	503,317
Nexstar Media Group, Inc., Class A	4,152	621,388
Paramount Global, Class A	1,052	23,838
Paramount Global, Class B	81,943	962,011
PubMatic, Inc., Class A(a)	5,245	51,244
Scholastic Corp.	3,107	56,019
Sinclair, Inc.	4,809	69,250
Stagwell, Inc., Class A(a)	10,521	58,707
TechTarget, Inc.(a)(b)	3,502	27,911
TEGNA, Inc.	23,298	378,127
Thryv Holdings, Inc.(a)(b)	4,990	68,363
Townsquare Media, Inc., Class A	1,221	8,083
WideOpenWest, Inc.(a)	5,083	22,264
		9,962,242
Metals & Mining — 1.7%
Alcoa Corp.	34,335	842,237
Alpha Metallurgical Resources, Inc.(a)	1,611	195,495
ATI, Inc.(a)	17,052	927,288
Caledonia Mining Corp. PLC	1,858	24,470
Carpenter Technology Corp.	6,602	1,291,417
Century Aluminum Co.(a)	7,808	128,129
Cleveland-Cliffs, Inc.(a)	66,754	550,053
Coeur Mining, Inc.(a)	85,453	474,264
Commercial Metals Co.	15,677	698,254
Compass Minerals International, Inc.	4,338	58,303
Constellium SE(a)	18,149	183,486
Contango ORE, Inc.(a)(b)	1,249	17,561
Critical Metals Corp.(a)(b)	3,282	5,284
Dakota Gold Corp.(a)	14,232	38,426
Hecla Mining Co.	81,736	467,530
i-80 Gold Corp.(a)	33,907	20,826
Ivanhoe Electric, Inc.(a)(b)	10,490	66,087
Kaiser Aluminum Corp.	2,446	157,669
Lifezone Metals Ltd.(a)	3,600	12,888
MAC Copper Ltd.(a)(b)	6,301	56,646
Materion Corp.	2,731	226,700
Metallus, Inc.(a)	5,268	66,640
MP Materials Corp., Class A(a)(b)	17,936	438,714
Novagold Resources, Inc.(a)	32,955	139,400
Olympic Steel, Inc.	1,376	44,376
Perpetua Resources Corp.(a)(b)	6,631	97,675
Piedmont Lithium, Inc.(a)(b)	3,604	26,958
Radius Recycling, Inc., Class A	3,522	103,300
Ramaco Resources, Inc., Class A	3,588	36,167
Ramaco Resources, Inc., Class B	456	4,181

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Reliance, Inc.	7,484	$ 2,157,113
Royal Gold, Inc.	8,991	1,642,746
Ryerson Holding Corp.	3,589	83,911
SSR Mining, Inc.(a)	27,887	296,718
SunCoke Energy, Inc.	11,401	103,293
Tredegar Corp.(a)	2,462	19,130
U.S. Steel Corp.	30,832	1,347,667
Warrior Met Coal, Inc.	7,012	335,314
Worthington Steel, Inc.	4,760	122,142
		13,508,458
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Advanced Flower Capital, Inc.	4,961	27,335
AG Mortgage Investment Trust, Inc.	3,277	21,399
AGNC Investment Corp.	123,238	1,088,192
Angel Oak Mortgage REIT, Inc.	934	8,826
Annaly Capital Management, Inc.	81,129	1,590,128
Apollo Commercial Real Estate Finance, Inc.	17,747	166,289
Arbor Realty Trust, Inc.(b)	15,209	175,360
Ares Commercial Real Estate Corp., Class C	7,519	30,602
ARMOUR Residential REIT, Inc.	6,817	112,276
Blackstone Mortgage Trust, Inc., Class A	23,789	453,181
BrightSpire Capital, Inc., Class A	16,582	83,076
Chicago Atlantic Real Estate Finance, Inc.	2,048	29,635
Chimera Investment Corp.	10,482	129,348
Claros Mortgage Trust, Inc.	11,161	27,456
Dynex Capital, Inc.	10,704	131,980
Ellington Financial, Inc.	11,648	151,773
Franklin BSP Realty Trust, Inc.	8,594	97,800
Granite Point Mortgage Trust, Inc.	3,724	7,336
Invesco Mortgage Capital, Inc.	7,343	53,824
KKR Real Estate Finance Trust, Inc.	6,485	59,986
Ladder Capital Corp., Class A	17,041	177,908
MFA Financial, Inc.	13,367	131,264
New York Mortgage Trust, Inc.	11,424	67,059
Nexpoint Real Estate Finance, Inc.	971	14,206
Orchid Island Capital, Inc.	9,808	70,127
PennyMac Mortgage Investment Trust	12,511	160,641
Ready Capital Corp.	22,030	98,034
Redwood Trust, Inc.	21,124	131,180
Rithm Capital Corp.	76,946	860,256
Seven Hills Realty Trust	3,105	37,043
Starwood Property Trust, Inc.	45,624	875,525
Sunrise Realty Trust, Inc.	1,165	12,535
TPG RE Finance Trust, Inc.	9,161	69,990
Two Harbors Investment Corp.	14,693	174,406
		7,325,976
Multi-Utilities — 0.5%
Avista Corp.	11,209	464,837
Black Hills Corp.	9,912	603,641
NiSource, Inc.	66,118	2,585,875
Northwestern Energy Group, Inc.	8,407	489,540
Unitil Corp.	1,791	105,060
		4,248,953
Office REITs — 0.7%
Brandywine Realty Trust	22,260	88,150
BXP, Inc.	21,983	1,400,977
City Office REIT, Inc.	3,573	18,151
COPT Defense Properties	15,685	409,535
Cousins Properties, Inc.	23,465	646,226
Douglas Emmett, Inc.	13,755	190,232
Easterly Government Properties, Inc.(b)	5,475	110,431
Security	Shares	Value
Office REITs (continued)
Franklin Street Properties Corp.	10,872	$ 17,178
Highwoods Properties, Inc.	14,801	420,940
Hudson Pacific Properties, Inc.	20,324	41,664
JBG SMITH Properties	10,703	149,628
Kilroy Realty Corp.	16,358	515,440
NET Lease Office Properties(a)	2,126	64,269
Orion Properties, Inc.	4,549	8,325
Paramount Group, Inc.(b)	22,855	98,048
Peakstone Realty Trust	5,556	63,949
Piedmont Office Realty Trust, Inc., Class A	16,826	99,442
Postal Realty Trust, Inc., Class A	1,528	20,231
SL Green Realty Corp.	10,017	526,994
Vornado Realty Trust	24,508	864,642
		5,754,452
Oil, Gas & Consumable Fuels — 3.8%
Aemetis, Inc.(a)(b)	6,766	8,525
Amplify Energy Corp.(a)	3,118	8,107
Antero Midstream Corp.	45,359	750,691
Antero Resources Corp.(a)	40,228	1,401,141
APA Corp.	50,874	790,582
Ardmore Shipping Corp.	5,714	54,512
Berry Corp.	12,130	30,082
BKV Corp.(a)(b)	1,912	34,665
California Resources Corp.	9,559	329,881
Centrus Energy Corp., Class A(a)(b)	1,957	135,601
Chord Energy Corp.	8,577	773,903
Civitas Resources, Inc.	13,548	369,183
Clean Energy Fuels Corp.(a)	22,525	32,661
CNX Resources Corp.(a)	20,034	589,601
Comstock Resources, Inc.(a)	12,822	234,258
Core Natural Resources, Inc.	7,179	518,396
Crescent Energy Co., Class A	22,961	190,117
CVR Energy, Inc.	4,954	93,432
Delek U.S. Holdings, Inc.	8,456	110,097
DHT Holdings, Inc.	18,051	192,965
Diversified Energy Co. PLC	5,962	73,988
Dorian LPG Ltd.	5,249	112,434
DT Midstream, Inc.(a)	13,759	1,337,375
Empire Petroleum Corp.(a)(b)	1,329	6,100
Encore Energy Corp.(a)(b)	21,702	32,770
Energy Fuels, Inc./Canada(a)(b)	24,379	110,193
EQT Corp.	81,564	4,032,524
Evolution Petroleum Corp.	2,595	10,873
Excelerate Energy, Inc., Class A	2,723	69,654
Expand Energy Corp.	32,001	3,324,904
FLEX LNG Ltd.(a)	3,982	93,935
FutureFuel Corp.	3,064	12,593
Golar LNG Ltd.	13,368	568,207
Granite Ridge Resources, Inc.	4,976	23,935
Green Plains, Inc.(a)	5,399	19,328
Gulfport Energy Corp.(a)	1,699	293,078
Hallador Energy Co.(a)	3,600	50,634
HF Sinclair Corp.	21,613	649,903
HighPeak Energy, Inc.(b)	1,722	13,793
Infinity Natural Resources, Inc., Class A(a)	1,564	24,007
International Seaways, Inc.	5,504	186,916
Kinetik Holdings, Inc., Class A	5,178	214,059
Kosmos Energy Ltd.(a)	67,554	104,033
Magnolia Oil & Gas Corp., Class A	23,650	485,535
Matador Resources Co.	16,469	651,184
Murphy Oil Corp.	19,769	405,858
NACCO Industries, Inc., Class A	484	16,892
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
New Fortress Energy, Inc., Class A(b)	12,219	$ 66,349
NextDecade Corp.(a)	16,662	124,632
Nordic American Tankers Ltd.	24,512	62,751
Northern Oil & Gas, Inc.	13,824	335,923
Ovintiv, Inc.	36,595	1,228,860
Par Pacific Holdings, Inc.(a)	6,861	98,250
PBF Energy, Inc., Class A	14,205	244,042
Peabody Energy Corp.	16,527	203,943
Permian Resources Corp., Class A	91,784	1,083,051
Prairie Operating Co.(a)(b)	1,508	6,122
PrimeEnergy Resources Corp.(a)	67	11,381
Range Resources Corp.	32,912	1,116,704
REX American Resources Corp.(a)	2,219	88,139
Riley Exploration Permian, Inc.	1,533	37,834
Ring Energy, Inc.(a)	17,969	15,922
Sable Offshore Corp., Class A(a)(b)	7,400	138,084
SandRidge Energy, Inc.	3,317	30,218
Scorpio Tankers, Inc.	6,092	229,607
SFL Corp. Ltd.	16,353	134,422
Sitio Royalties Corp., Class A	10,015	169,854
SM Energy Co.	16,057	365,939
Talos Energy, Inc.(a)	18,790	129,275
Teekay Corp. Ltd.	9,444	68,091
Teekay Tankers Ltd., Class A	3,480	148,144
Texas Pacific Land Corp.	2,591	3,339,462
Uranium Energy Corp.(a)(b)	56,183	294,961
Ur-Energy, Inc.(a)	40,079	30,163
VAALCO Energy, Inc.	13,163	43,043
Viper Energy, Inc., Class A	17,577	708,880
Vital Energy, Inc.(a)	3,439	48,765
Vitesse Energy, Inc.	2,890	59,101
W&T Offshore, Inc.	9,251	10,639
World Kinect Corp.	7,977	200,143
		30,445,799
Paper & Forest Products — 0.1%
Clearwater Paper Corp.(a)	2,405	64,598
Louisiana-Pacific Corp.	8,616	743,647
Sylvamo Corp.	4,788	285,461
		1,093,706
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(a)	17,010	753,033
Allegiant Travel Co.	2,072	97,239
American Airlines Group, Inc.(a)	91,982	915,221
Blade Air Mobility, Inc., Class A(a)	10,430	27,639
Frontier Group Holdings, Inc.(a)	7,360	21,933
JetBlue Airways Corp.(a)(b)	41,607	181,406
Joby Aviation, Inc., Class A(a)(b)	59,036	371,927
SkyWest, Inc.(a)	5,462	487,047
Sun Country Airlines Holdings, Inc.(a)	5,156	50,529
Wheels Up Experience, Inc., Class A(a)(b)	9,489	10,912
		2,916,886
Personal Care Products — 0.4%
Beauty Health Co., Class A(a)(b)	7,546	7,482
BellRing Brands, Inc.(a)	17,614	1,358,744
Coty, Inc., Class A(a)	53,786	271,619
Edgewell Personal Care Co.	6,025	184,064
elf Beauty, Inc.(a)(b)	7,345	454,435
Herbalife Ltd.(a)	14,113	101,614
Honest Co., Inc.(a)	10,648	51,004
Interparfums, Inc.	2,485	271,362
Medifast, Inc.(a)	2,258	29,670
Security	Shares	Value
Personal Care Products (continued)
Nature’s Sunshine Products, Inc.(a)	822	$ 10,127
Nu Skin Enterprises, Inc., Class A	7,141	45,202
Olaplex Holdings, Inc.(a)(b)	24,722	32,386
USANA Health Sciences, Inc.(a)	1,062	29,832
Waldencast PLC, Class A(a)(b)	4,217	11,470
		2,859,011
Pharmaceuticals — 1.1%
Alto Neuroscience, Inc.(a)(b)	1,776	4,422
Alumis, Inc.(a)(b)	1,687	6,984
Amneal Pharmaceuticals, Inc., Class A(a)	23,198	177,697
Amphastar Pharmaceuticals, Inc.(a)	5,121	125,004
ANI Pharmaceuticals, Inc.(a)	2,533	179,387
Aquestive Therapeutics, Inc.(a)	12,268	35,884
Arvinas, Inc.(a)	8,750	84,175
Atea Pharmaceuticals, Inc.(a)	9,408	27,754
Avadel Pharmaceuticals PLC(a)	12,430	110,503
Axsome Therapeutics, Inc.(a)	5,057	567,851
BioAge Labs, Inc.(a)	4,247	17,837
Biote Corp., Class A(a)(b)	2,285	7,609
Cassava Sciences, Inc.(a)(b)	5,050	7,878
Collegium Pharmaceutical, Inc.(a)	4,092	110,464
Contineum Therapeutics, Inc., Class A(a)(b)	824	3,387
Corcept Therapeutics, Inc.(a)	11,042	793,699
CorMedix, Inc.(a)(b)	9,355	85,972
Edgewise Therapeutics, Inc.(a)(b)	10,238	167,903
Elanco Animal Health, Inc.(a)	68,243	646,944
Enliven Therapeutics, Inc.(a)(b)	5,457	103,356
Esperion Therapeutics, Inc.(a)(b)	26,705	26,689
Evolus, Inc.(a)	7,630	86,982
EyePoint Pharmaceuticals, Inc.(a)	8,250	56,265
Fulcrum Therapeutics, Inc.(a)(b)	6,071	23,373
Harmony Biosciences Holdings, Inc.(a)(b)	5,135	151,328
Harrow, Inc.(a)(b)	4,599	113,917
Innoviva, Inc.(a)	6,965	130,176
Jazz Pharmaceuticals PLC(a)	8,239	963,633
LENZ Therapeutics, Inc.(a)(b)	1,490	42,487
Ligand Pharmaceuticals, Inc.(a)	2,420	265,861
Liquidia Corp.(a)(b)	8,509	118,871
Maze Therapeutics, Inc.(a)(b)	2,037	18,842
MBX Biosciences, Inc.(a)	1,498	15,714
MediWound Ltd.(a)(b)	1,124	19,900
Mind Medicine MindMed, Inc.(a)	10,083	64,430
Nektar Therapeutics(a)	16,930	13,468
Neumora Therapeutics, Inc.(a)(b)	10,499	8,187
Nuvation Bio, Inc., Class A(a)(b)	31,796	71,541
Ocular Therapeutix, Inc.(a)	21,976	182,401
Omeros Corp.(a)(b)	7,678	56,433
Organon & Co.	36,724	474,841
Pacira BioSciences, Inc.(a)	6,480	174,312
Perrigo Co. PLC	18,831	484,333
Phathom Pharmaceuticals, Inc.(a)(b)	6,699	28,739
Phibro Animal Health Corp., Class A	2,916	54,267
Pliant Therapeutics, Inc.(a)	6,252	9,941
Prestige Consumer Healthcare, Inc.(a)	6,782	550,902
Rapport Therapeutics, Inc.(a)	3,388	38,793
Scilex Holding Co., (Acquired 01/06/23, Cost: $50,126)(a)(d)	137	648
scPharmaceuticals, Inc.(a)(b)	2,577	6,571
Septerna, Inc.(a)	2,366	16,467
SIGA Technologies, Inc.	8,448	46,633
Supernus Pharmaceuticals, Inc.(a)	6,763	219,662
Tarsus Pharmaceuticals, Inc.(a)	5,072	263,288

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Telomir Pharmaceuticals, Inc.(a)(b)	5,180	$ 13,209
Terns Pharmaceuticals, Inc.(a)	9,754	32,188
Theravance Biopharma, Inc.(a)(b)	4,107	40,125
Third Harmonic Bio, Inc.(a)(b)	1,922	9,937
Trevi Therapeutics, Inc.(a)	11,222	77,544
Ventyx Biosciences, Inc.(a)	4,644	6,177
Verrica Pharmaceuticals, Inc.(a)	2,416	1,122
Veru, Inc.(a)(b)	20,660	11,192
WaVe Life Sciences Ltd.(a)	15,345	118,463
Xeris Biopharma Holdings, Inc.(a)	20,920	95,604
Zevra Therapeutics, Inc.(a)	8,603	63,060
		8,533,226
Professional Services — 2.2%
Alight, Inc., Class A	57,942	296,084
Asure Software, Inc.(a)	4,391	44,613
Barrett Business Services, Inc.	3,362	136,363
BlackSky Technology, Inc., Class A(a)(b)	3,546	29,645
CACI International, Inc., Class A(a)	3,051	1,396,961
CBIZ, Inc.(a)(b)	6,466	440,335
Clarivate PLC(a)(b)	55,946	241,127
Concentrix Corp.	6,365	324,997
Conduent, Inc.(a)	22,723	47,945
CRA International, Inc.	872	141,438
CSG Systems International, Inc.	4,078	245,210
Dayforce, Inc.(a)	20,869	1,207,689
Dun & Bradstreet Holdings, Inc.	42,460	380,866
ExlService Holdings, Inc.(a)	21,505	1,042,562
Exponent, Inc.	6,749	531,011
First Advantage Corp.(a)	7,844	110,600
FiscalNote Holdings, Inc., Class A(a)	6,358	3,858
Forrester Research, Inc.(a)	977	9,135
Franklin Covey Co.(a)	1,459	29,632
FTI Consulting, Inc.(a)	4,814	800,472
Genpact Ltd.	23,876	1,200,008
Heidrick & Struggles International, Inc.	2,666	104,027
HireQuest, Inc.	514	5,284
Huron Consulting Group, Inc.(a)	2,423	326,596
IBEX Holdings Ltd.(a)	1,196	29,948
ICF International, Inc.	2,544	216,138
Innodata, Inc.(a)	3,813	144,208
Insperity, Inc.	4,977	323,555
KBR, Inc.	18,463	975,031
Kelly Services, Inc., Class A	4,472	51,652
Kforce, Inc.	2,311	88,280
Korn Ferry	7,289	449,731
Legalzoom.com, Inc.(a)	17,959	131,460
ManpowerGroup, Inc.	6,683	287,837
Maximus, Inc.	7,857	526,105
Mistras Group, Inc.(a)	4,082	37,228
NV5 Global, Inc.(a)	7,499	139,106
Parsons Corp.(a)	6,239	417,140
Paylocity Holding Corp.(a)	5,988	1,150,295
Planet Labs PBC, Class A(a)	31,114	102,365
Resolute Holdings Management, Inc.(a)	283	7,632
Resources Connection, Inc.	5,413	31,044
Robert Half, Inc.	14,265	631,939
Science Applications International Corp.	6,753	817,316
Spire Global, Inc.(a)(b)	3,556	33,391
TriNet Group, Inc.	4,379	343,007
TrueBlue, Inc.(a)	2,952	12,812
TTEC Holdings, Inc.	8,508	34,032
Security	Shares	Value
Professional Services (continued)
Upwork, Inc.(a)(b)	16,982	$ 223,313
Verra Mobility Corp., Class A(a)	22,621	493,138
Willdan Group, Inc.(a)	1,714	67,189
WNS Holdings Ltd.(a)	5,943	359,670
		17,221,020
Real Estate Management & Development — 0.7%
American Realty Investors, Inc.(a)	667	8,064
Anywhere Real Estate, Inc.(a)	14,468	50,059
Compass, Inc., Class A(a)	50,932	393,195
Cushman & Wakefield PLC(a)	13,512	126,607
eXp World Holdings, Inc.(b)	12,598	115,398
Forestar Group, Inc.(a)	2,887	55,604
FRP Holdings, Inc.(a)	1,340	35,624
Howard Hughes Holdings, Inc.(a)	4,524	300,982
Jones Lang LaSalle, Inc.(a)	6,609	1,502,953
Kennedy-Wilson Holdings, Inc.	15,943	102,035
Marcus & Millichap, Inc.	3,308	100,563
Maui Land & Pineapple Co., Inc.(a)	1,116	17,331
Newmark Group, Inc., Class A	18,720	205,733
Opendoor Technologies, Inc.(a)	97,366	73,833
RE/MAX Holdings, Inc., Class A(a)	1,639	12,538
Real Brokerage, Inc.(a)	13,471	59,407
Redfin Corp.(a)(b)	17,984	171,028
RMR Group, Inc., Class A	1,457	21,389
Seaport Entertainment Group, Inc.(a)(b)	764	14,631
St. Joe Co.	4,912	207,876
Star Holdings(a)	1,012	6,821
Stratus Properties, Inc.(a)	583	9,252
Tejon Ranch Co.(a)(b)	2,103	35,604
Zillow Group, Inc., Class A(a)	6,274	413,958
Zillow Group, Inc., Class C(a)	21,677	1,459,512
		5,499,997
Residential REITs — 0.8%
American Homes 4 Rent, Class A	46,826	1,750,824
Apartment Investment and Management Co., Class A	18,213	144,065
BRT Apartments Corp.	862	13,335
Camden Property Trust	14,524	1,652,831
Centerspace	2,211	133,456
Clipper Realty, Inc.	722	2,599
Elme Communities	11,961	186,233
Equity LifeStyle Properties, Inc.	26,380	1,708,896
Independence Realty Trust, Inc.	30,750	597,473
NexPoint Residential Trust, Inc.	2,807	104,645
UMH Properties, Inc.	9,319	164,667
Veris Residential, Inc.	10,194	158,211
		6,617,235
Retail REITs — 1.5%
Acadia Realty Trust	16,021	306,001
Agree Realty Corp.	13,911	1,079,633
Alexander’s, Inc.	286	59,030
Brixmor Property Group, Inc.	41,890	1,043,480
CBL & Associates Properties, Inc.	3,118	73,179
Curbline Properties Corp.	12,753	291,916
Federal Realty Investment Trust	11,768	1,106,427
FrontView REIT, Inc.	2,070	25,751
Getty Realty Corp.	6,594	184,566
InvenTrust Properties Corp.	10,936	304,677
Kimco Realty Corp.	92,024	1,838,639
Kite Realty Group Trust	29,428	637,116
Macerich Co.	34,613	507,427
NETSTREIT Corp.	10,662	173,471
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
NNN REIT, Inc.	25,789	$ 1,060,186
Phillips Edison & Co., Inc.	16,539	573,903
Regency Centers Corp.	25,359	1,830,413
Saul Centers, Inc.	1,470	48,069
SITE Centers Corp.	6,745	79,861
Tanger, Inc.	14,888	469,121
Urban Edge Properties	18,566	335,488
Whitestone REIT	6,817	88,894
		12,117,248
Semiconductors & Semiconductor Equipment — 1.7%
ACM Research, Inc., Class A(a)	6,952	135,355
Aehr Test Systems(a)(b)	3,313	28,260
Allegro MicroSystems, Inc.(a)	16,393	312,614
Alpha & Omega Semiconductor Ltd.(a)	3,433	64,643
Ambarella, Inc.(a)	5,261	252,475
Amkor Technology, Inc.	15,964	278,572
Astera Labs, Inc.(a)	15,247	995,782
Axcelis Technologies, Inc.(a)	4,663	228,394
CEVA, Inc.(a)	3,407	89,297
Cirrus Logic, Inc.(a)	7,289	700,036
Cohu, Inc.(a)(b)	5,806	92,896
Credo Technology Group Holding Ltd.(a)	19,462	837,839
Diodes, Inc.(a)	6,204	238,234
Everspin Technologies, Inc.(a)	2,797	14,824
FormFactor, Inc.(a)	10,618	298,791
Ichor Holdings Ltd.(a)	5,084	100,562
Impinj, Inc.(a)	3,229	297,488
indie Semiconductor, Inc., Class A(a)(b)	20,090	39,979
Kulicke & Soffa Industries, Inc.	7,183	231,508
Lattice Semiconductor Corp.(a)	18,803	920,031
MACOM Technology Solutions Holdings, Inc., Class H(a)	8,524	884,365
MaxLinear, Inc.(a)	10,822	108,112
MKS Instruments, Inc.	9,255	649,146
Navitas Semiconductor Corp.(a)	13,443	25,945
NVE Corp.	798	46,372
Onto Innovation, Inc.(a)	6,740	822,078
PDF Solutions, Inc.(a)	3,740	68,629
Penguin Solutions, Inc.(a)	7,319	124,935
Photronics, Inc.(a)	8,348	152,518
Power Integrations, Inc.	7,614	374,000
Qorvo, Inc.(a)	12,833	919,741
QuickLogic Corp.(a)(b)	1,597	9,119
Rambus, Inc.(a)(b)	14,717	718,042
Rigetti Computing, Inc.(a)(b)	25,720	228,136
Semtech Corp.(a)	10,280	321,250
Silicon Laboratories, Inc.(a)	4,419	449,677
SiTime Corp.(a)(b)	2,555	375,227
SkyWater Technology, Inc.(a)(b)	3,773	26,751
Synaptics, Inc.(a)	5,478	304,905
Ultra Clean Holdings, Inc.(a)(b)	6,269	117,262
Universal Display Corp.	6,423	806,921
Veeco Instruments, Inc.(a)	7,013	131,143
Wolfspeed, Inc.(a)(b)	20,163	71,579
		13,893,433
Software — 5.3%
8x8, Inc.(a)(b)	18,324	32,433
A10 Networks, Inc.	9,346	154,022
ACI Worldwide, Inc.(a)	14,587	778,362
Adeia, Inc.	15,178	186,841
Agilysys, Inc.(a)	3,083	229,221
Airship AI Holdings, Inc., Class A(a)(b)	3,489	13,572
Security	Shares	Value
Software (continued)
Alarm.com Holdings, Inc.(a)	6,429	$ 344,594
Alkami Technology, Inc.(a)	8,202	218,911
Amplitude, Inc., Class A(a)	10,182	93,573
Appfolio, Inc., Class A(a)	3,095	639,179
Appian Corp., Class A(a)	5,783	179,562
Arteris, Inc.(a)	4,912	32,714
Asana, Inc., Class A(a)	11,105	179,235
AudioEye, Inc.(a)	694	7,530
Aurora Innovation, Inc., Class A(a)(b)	131,902	954,970
AvePoint, Inc., Class A(a)	17,436	285,079
Bentley Systems, Inc., Class B	19,383	833,275
Bill Holdings, Inc.(a)	13,950	635,702
Bit Digital, Inc.(a)	17,258	33,481
Blackbaud, Inc.(a)	5,373	325,281
Blackline, Inc.(a)	7,993	377,509
Blend Labs, Inc., Class A(a)	34,984	117,196
Box, Inc., Class A(a)	19,222	600,111
Braze, Inc., Class A(a)(b)	9,135	284,373
C3.ai, Inc., Class A(a)(b)	15,439	339,812
CCC Intelligent Solutions Holdings, Inc.(a)(b)	65,806	609,364
Cerence, Inc.(a)	6,034	54,668
Cipher Mining, Inc.(a)	25,853	73,681
Cleanspark, Inc.(a)(b)	37,890	309,561
Clear Secure, Inc., Class A	12,542	309,537
Clearwater Analytics Holdings, Inc., Class A(a)	27,088	615,981
CommVault Systems, Inc.(a)	5,969	997,599
Confluent, Inc., Class A(a)	34,299	816,659
Consensus Cloud Solutions, Inc.(a)	3,229	64,128
Core Scientific, Inc.(a)	24,471	198,215
CS Disco, Inc.(a)	1,938	7,229
Daily Journal Corp.(a)	175	66,322
Digimarc Corp.(a)	1,833	23,994
Digital Turbine, Inc.(a)	11,819	35,457
Dolby Laboratories, Inc., Class A	8,346	640,889
Domo, Inc., Class B(a)	5,582	41,474
DoubleVerify Holdings, Inc.(a)	19,560	259,366
Dropbox, Inc., Class A(a)	30,745	877,770
D-Wave Quantum, Inc.(a)(b)	25,023	172,909
Dynatrace, Inc.(a)	41,348	1,942,116
E2open Parent Holdings, Inc., Class A(a)	24,978	49,207
eGain Corp.(a)	1,349	6,934
Elastic NV(a)	12,079	1,041,210
EverCommerce, Inc.(a)	2,329	22,731
Five9, Inc.(a)	10,412	261,758
Freshworks, Inc., Class A(a)	28,261	417,415
Gen Digital, Inc.	75,872	1,962,809
Gitlab, Inc., Class A(a)	17,493	816,398
Guidewire Software, Inc.(a)	11,334	2,320,863
Hut 8 Corp.(a)	11,558	142,279
I3 Verticals, Inc., Class A(a)(b)	2,900	72,848
Informatica, Inc., Class A(a)(b)	11,279	212,384
Intapp, Inc.(a)	7,385	400,710
InterDigital, Inc.	3,470	697,470
Jamf Holding Corp.(a)	11,023	127,536
Kaltura, Inc.(a)	19,248	41,383
Life360, Inc.(a)	1,341	57,529
LiveRamp Holdings, Inc.(a)	8,707	227,775
Manhattan Associates, Inc.(a)	8,358	1,482,626
MARA Holdings, Inc.(a)(b)	47,017	628,617
Meridianlink, Inc.(a)	4,629	78,276
Mitek Systems, Inc.(a)	5,918	49,001
N-able, Inc.(a)	9,342	65,955

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
nCino, Inc.(a)(b)	11,489	$ 266,545
NCR Voyix Corp.(a)	22,816	195,533
NextNav, Inc.(a)	10,552	131,056
Nutanix, Inc., Class A(a)	34,670	2,381,829
Olo, Inc., Class A(a)	13,286	82,373
ON24, Inc.(a)	1,990	9,313
OneSpan, Inc.	4,693	69,785
Ooma, Inc.(a)	3,448	42,169
Pagaya Technologies Ltd., Class A(a)(b)	5,271	57,770
PagerDuty, Inc.(a)	11,963	185,546
Pegasystems, Inc.	6,142	565,555
Porch Group, Inc.(a)	11,810	68,498
Procore Technologies, Inc.(a)(b)	14,875	953,339
Progress Software Corp.	5,868	351,845
PROS Holdings, Inc.(a)	6,298	107,570
Q2 Holdings, Inc.(a)	8,138	644,937
Qualys, Inc.(a)	5,020	631,064
Rapid7, Inc.(a)	8,566	202,329
Red Violet, Inc.	1,627	63,551
Rekor Systems, Inc.(a)(b)	13,800	14,490
ReposiTrak, Inc.(b)	1,118	24,149
Rimini Street, Inc.(a)	11,486	40,546
RingCentral, Inc., Class A(a)(b)	11,164	284,682
Riot Platforms, Inc.(a)(b)	42,659	308,851
Sapiens International Corp. NV	4,098	112,244
SEMrush Holdings, Inc., Class A(a)	4,746	48,789
SentinelOne, Inc., Class A(a)	39,087	723,109
Silvaco Group, Inc.(a)(b)	1,222	6,501
SoundHound AI, Inc., Class A(a)(b)	44,452	412,959
SoundThinking, Inc.(a)	1,458	22,628
Sprinklr, Inc., Class A(a)	15,836	121,779
Sprout Social, Inc., Class A(a)	7,094	148,336
SPS Commerce, Inc.(a)	5,123	735,202
Telos Corp.(a)	5,484	14,971
Tenable Holdings, Inc.(a)	16,310	498,597
Teradata Corp.(a)	13,472	289,648
Terawulf, Inc.(a)(b)	36,503	101,478
UiPath, Inc., Class A(a)(b)	58,825	702,370
Unity Software, Inc.(a)(b)	42,407	893,515
Varonis Systems, Inc.(a)	14,989	642,129
Verint Systems, Inc.(a)	8,487	149,711
Vertex, Inc., Class A(a)	7,637	305,709
Viant Technology, Inc., Class A(a)	2,514	35,975
Weave Communications, Inc.(a)	5,285	56,021
WM Technology, Inc., Class A(a)	16,413	21,173
Workiva, Inc., Class A(a)	7,063	531,632
Xperi, Inc.(a)	6,098	45,064
Yext, Inc.(a)	14,151	96,227
Zeta Global Holdings Corp., Class A(a)	24,880	324,933
		41,901,196
Specialized REITs — 0.9%
CubeSmart	31,360	1,275,411
EPR Properties	10,514	520,338
Farmland Partners, Inc.	6,592	66,316
Four Corners Property Trust, Inc.	12,742	356,139
Gaming & Leisure Properties, Inc.	37,005	1,771,059
Gladstone Land Corp.	3,048	30,267
Lamar Advertising Co., Class A	12,163	1,384,271
National Storage Affiliates Trust	9,927	369,284
Outfront Media, Inc.	20,712	313,373
PotlatchDeltic Corp.	11,027	423,327
Rayonier, Inc.	21,929	536,383
Security	Shares	Value
Specialized REITs (continued)
Safehold, Inc.	7,383	$ 116,282
Uniti Group, Inc.	33,619	165,405
		7,327,855
Specialty Retail — 2.7%
1-800-Flowers.com, Inc., Class A(a)	2,137	11,818
Abercrombie & Fitch Co., Class A(a)(b)	6,829	474,069
Academy Sports & Outdoors, Inc.	9,444	355,850
Advance Auto Parts, Inc.	8,194	268,108
American Eagle Outfitters, Inc.	24,473	257,701
America’s Car-Mart, Inc.(a)	988	46,851
Arhaus, Inc., Class A(a)	7,232	56,844
Arko Corp., Class A	11,697	47,080
Asbury Automotive Group, Inc.(a)	2,697	588,324
AutoNation, Inc.(a)	3,545	617,362
BARK, Inc., Class A(a)(b)	11,542	13,042
Bath & Body Works, Inc.	30,053	916,917
Beyond, Inc.(a)(b)	8,366	34,050
Boot Barn Holdings, Inc.(a)	4,038	421,325
Buckle, Inc.	4,334	150,650
Build-A-Bear Workshop, Inc.	1,784	62,939
Caleres, Inc.	4,730	72,085
Camping World Holdings, Inc., Class A	7,292	87,941
Carvana Co., Class A(a)	14,969	3,657,675
Citi Trends, Inc.(a)	847	18,913
Designer Brands, Inc., Class A	4,833	13,484
Destination XL Group, Inc.(a)	5,308	5,253
Dick’s Sporting Goods, Inc.	7,760	1,456,862
EVgo, Inc.(a)(b)	22,695	62,638
Five Below, Inc.(a)	7,564	574,032
Floor & Decor Holdings, Inc., Class A(a)	14,518	1,037,166
Foot Locker, Inc.(a)	11,228	137,768
GameStop Corp., Class A(a)(b)	54,232	1,510,903
Gap, Inc.	28,201	617,602
Genesco, Inc.(a)	1,470	28,518
Group 1 Automotive, Inc.	1,791	722,901
GrowGeneration Corp.(a)	4,901	5,734
Haverty Furniture Cos., Inc.	2,296	41,695
J Jill, Inc.	999	15,205
Lands’ End, Inc.(a)	1,371	12,174
Leslie’s, Inc.(a)	24,337	14,607
Lithia Motors, Inc., Class A	3,634	1,063,890
MarineMax, Inc.(a)	2,963	63,586
Monro, Inc.	3,598	50,156
Murphy USA, Inc.	2,512	1,252,408
National Vision Holdings, Inc.(a)	10,383	128,230
ODP Corp.(a)	4,325	59,166
OneWater Marine, Inc., Class A(a)(b)	2,310	34,673
Penske Automotive Group, Inc.	2,573	400,539
Petco Health & Wellness Co., Inc.(a)	13,444	39,660
RealReal, Inc.(a)	13,593	78,839
Revolve Group, Inc., Class A(a)	5,309	105,543
RH(a)	2,098	386,095
RumbleON, Inc., Class B(a)	4,083	10,330
Sally Beauty Holdings, Inc.(a)	13,835	112,617
Shoe Carnival, Inc.	2,200	38,236
Signet Jewelers Ltd.	5,852	347,024
Sleep Number Corp.(a)	2,552	19,880
Sonic Automotive, Inc., Class A	2,039	123,808
Stitch Fix, Inc., Class A(a)	14,790	48,363
ThredUp, Inc., Class A(a)	14,705	66,025
Tile Shop Holdings, Inc.(a)(b)	1,889	10,711
Tilly’s, Inc., Class A(a)	1,735	2,655
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Torrid Holdings, Inc.(a)(b)	4,943	$ 31,388
Upbound Group, Inc.	7,497	149,190
Urban Outfitters, Inc.(a)	8,686	458,447
Valvoline, Inc.(a)	17,835	611,027
Victoria’s Secret & Co.(a)	11,242	211,350
Warby Parker, Inc., Class A(a)(b)	12,280	202,743
Wayfair, Inc., Class A(a)(b)	13,489	406,828
Winmark Corp.	355	127,804
Zumiez, Inc.(a)	2,748	32,152
		21,089,449
Technology Hardware, Storage & Peripherals — 0.4%
CompoSecure, Inc., Class A	3,400	37,366
Corsair Gaming, Inc.(a)	7,716	54,629
CPI Card Group, Inc.(a)	570	14,900
Diebold Nixdorf, Inc.(a)	3,726	165,174
Eastman Kodak Co.(a)(b)	9,465	59,535
Immersion Corp.	4,420	31,957
IonQ, Inc.(a)(b)	27,877	765,502
Pure Storage, Inc., Class A(a)	42,593	1,932,019
Turtle Beach Corp.(a)	3,044	35,158
Xerox Holdings Corp.	15,728	69,360
		3,165,600
Textiles, Apparel & Luxury Goods — 1.2%
Amer Sports, Inc.(a)	8,889	215,558
Birkenstock Holding PLC(a)(b)	5,395	277,465
Capri Holdings Ltd.(a)(b)	15,782	237,361
Carter’s, Inc.	5,050	166,902
Columbia Sportswear Co.	4,480	278,522
Crocs, Inc.(a)	7,895	761,236
Figs, Inc., Class A(a)(b)	19,389	78,138
G-III Apparel Group Ltd.(a)	5,803	146,352
Hanesbrands, Inc.(a)	50,495	231,772
Kontoor Brands, Inc.	7,562	454,854
Movado Group, Inc.	2,667	37,045
Oxford Industries, Inc.	2,032	98,755
PVH Corp.	7,772	536,112
Ralph Lauren Corp., Class A	5,498	1,236,775
Rocky Brands, Inc.	1,699	36,342
Skechers USA, Inc., Class A(a)	18,282	877,902
Steven Madden Ltd.	9,805	205,905
Superior Group of Cos., Inc.	1,290	13,390
Tapestry, Inc.	32,253	2,278,674
Under Armour, Inc., Class A(a)(b)	28,018	160,263
Under Armour, Inc., Class C(a)	25,598	139,253
Vera Bradley, Inc.(a)	2,876	5,608
VF Corp.	48,877	580,659
Wolverine World Wide, Inc.	11,396	148,718
		9,203,561
Tobacco — 0.0%
Ispire Technology, Inc.(a)	1,708	4,714
Turning Point Brands, Inc.	2,298	141,051
Universal Corp.	3,488	203,246
		349,011
Trading Companies & Distributors — 1.7%
Air Lease Corp., Class A	14,808	692,422
Alta Equipment Group, Inc., Class A	4,586	19,491
Applied Industrial Technologies, Inc.	5,235	1,273,571
BlueLinx Holdings, Inc.(a)	1,040	67,746
Boise Cascade Co.	5,314	495,690
Core & Main, Inc., Class A(a)	26,255	1,383,113
Security	Shares	Value
Trading Companies & Distributors (continued)
Custom Truck One Source, Inc.(a)(b)	5,253	$ 21,170
Distribution Solutions Group, Inc.(a)	1,168	30,415
DNOW, Inc.(a)	14,444	229,226
DXP Enterprises, Inc.(a)	1,681	148,701
EVI Industries, Inc.	632	10,194
FTAI Aviation Ltd.	13,949	1,494,077
GATX Corp.	4,874	711,409
Global Industrial Co.	1,988	51,052
GMS, Inc.(a)(b)	5,359	392,600
H&E Equipment Services, Inc.	4,446	399,295
Herc Holdings, Inc.	3,844	420,687
Hudson Technologies, Inc.(a)	7,830	52,383
Karat Packaging, Inc.	819	21,605
McGrath RentCorp	3,340	356,278
MRC Global, Inc.(a)	11,159	130,002
MSC Industrial Direct Co., Inc., Class A	6,459	493,984
Rush Enterprises, Inc., Class A	8,345	425,512
Rush Enterprises, Inc., Class B	1,159	67,037
SiteOne Landscape Supply, Inc.(a)	6,152	706,311
Titan Machinery, Inc.(a)(b)	3,479	57,717
Transcat, Inc.(a)(b)	1,200	95,196
Watsco, Inc.	4,786	2,200,794
WESCO International, Inc.	5,884	958,857
Willis Lease Finance Corp.	444	68,696
Xometry, Inc., Class A(a)	6,044	154,968
		13,630,199
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp., Class A(a)(b)	1,842	19,654
Water Utilities — 0.3%
American States Water Co.	4,953	401,738
Cadiz, Inc.(a)(b)	3,791	10,766
California Water Service Group	7,866	398,413
Consolidated Water Co. Ltd.	1,279	29,724
Essential Utilities, Inc.	34,815	1,431,941
Global Water Resources, Inc.	1,533	15,989
Middlesex Water Co.	2,404	151,741
Pure Cycle Corp.(a)	2,457	24,324
SJW Group	4,257	241,542
York Water Co.	1,248	43,930
		2,750,108
Wireless Telecommunication Services — 0.1%
Gogo, Inc.(a)	8,344	63,164
Spok Holdings, Inc.	1,706	24,464
Telephone and Data Systems, Inc.	13,557	508,252
		595,880
Total Common Stocks — 98.3% (Cost: $718,491,583)		782,713,066
Investment Companies
Equity Funds(e) — 1.3%
iShares Russell 2000 ETF(b)	31,266	6,092,494
iShares Russell Mid-Cap ETF	51,936	4,370,414
		10,462,908
Total Investment Companies — 1.3% (Cost: $10,124,509)		10,462,908

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Rights
Biotechnology — 0.0%
AstraZeneca, CVR	2,854	$ 885
Chinook Therapeutics, CVR(c)	5,455	4,637
Contra Aduro Biotech I, CVR(c)	658	309
GTX, Inc., CVR(b)(c)	23	23
Inhibrx, Inc., CVR(c)	3,315	3,746
		9,600
Total Rights — 0.0% (Cost: $5,214)		9,600
Warrants
Health Care Equipment & Supplies — 0.0%
Pulse Biosciences, Inc., (Expires 06/27/29)(a)(b)	127	382
Total Warrants — 0.0% (Cost: $ — )		382
Total Long-Term Investments — 99.6% (Cost: $728,621,306)		793,185,956
Short-Term Securities
Money Market Funds — 8.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(e)(f)(g)	62,009,531	62,034,335
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	2,396,431	2,396,431
Total Short-Term Securities — 8.1% (Cost: $64,434,769)		64,430,766
Total Investments — 107.7% (Cost: $793,056,075)		857,616,722
Liabilities in Excess of Other Assets — (7.7)%		(61,088,203)
Net Assets — 100.0%		$ 796,528,519

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $648, representing less than 0.05% of its net assets as of period end, and an original cost of $50,126.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 50,754,606	$ 11,280,943 (a)	$ —	$ 11,273	$ (12,487)	$ 62,034,335	62,009,531	$ 273,780 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	625,861	1,770,570 (a)	—	—	—	2,396,431	2,396,431	119,655	—
iShares Russell 2000 ETF	4,593,607	76,936,935	(75,003,621)	(145,906)	(288,521)	6,092,494	31,266	29,259	—
iShares Russell Mid-Cap ETF	3,114,240	49,124,097	(47,919,991)	64,902	(12,834)	4,370,414	51,936	26,411	—
				$ (69,731)	$ (313,842)	$ 74,893,674		$ 449,105	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Russell Small/Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	16	06/20/25	$ 1,576	$ (25,083)
S&P Mid 400 E-Mini Index	6	06/20/25	1,715	1,594
				$ (23,489)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 15,120,621	$ —	$ —	$ 15,120,621
Air Freight & Logistics	2,361,496	—	—	2,361,496
Automobile Components	5,877,779	—	—	5,877,779
Automobiles	2,926,934	—	—	2,926,934
Banks	50,985,940	—	—	50,985,940
Beverages	3,547,632	—	—	3,547,632
Biotechnology	39,643,231	—	—	39,643,231
Broadline Retail	2,698,159	—	—	2,698,159
Building Products	18,161,602	—	—	18,161,602
Capital Markets	26,507,592	—	—	26,507,592
Chemicals	12,823,798	—	—	12,823,798
Commercial Services & Supplies	9,674,200	—	—	9,674,200
Communications Equipment	7,816,899	—	—	7,816,899
Construction & Engineering	15,738,152	—	—	15,738,152
Construction Materials	1,924,809	—	—	1,924,809
Consumer Finance	8,340,244	—	—	8,340,244
Consumer Staples Distribution & Retail	14,473,963	—	—	14,473,963
Containers & Packaging	13,648,764	—	—	13,648,764
Distributors	1,623,888	—	—	1,623,888
Diversified Consumer Services	10,809,995	—	—	10,809,995
Diversified REITs	2,078,290	—	—	2,078,290
Diversified Telecommunication Services	3,883,895	—	—	3,883,895
Electric Utilities	9,716,417	—	—	9,716,417

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Electrical Equipment	$ 8,541,640	$ —	$ —	$ 8,541,640
Electronic Equipment, Instruments & Components	17,966,206	—	—	17,966,206
Energy Equipment & Services	8,226,905	—	—	8,226,905
Entertainment	5,879,039	—	—	5,879,039
Financial Services	20,642,033	—	—	20,642,033
Food Products	7,346,058	—	—	7,346,058
Gas Utilities	6,171,456	—	—	6,171,456
Ground Transportation	7,775,056	—	—	7,775,056
Health Care Equipment & Supplies	15,157,521	—	—	15,157,521
Health Care Providers & Services	18,863,538	—	—	18,863,538
Health Care REITs	5,650,878	—	—	5,650,878
Health Care Technology	2,649,797	—	—	2,649,797
Hotel & Resort REITs	3,809,592	—	—	3,809,592
Hotels, Restaurants & Leisure	22,470,396	—	—	22,470,396
Household Durables	12,570,636	—	—	12,570,636
Household Products	1,409,380	—	—	1,409,380
Independent Power and Renewable Electricity Producers	1,611,986	—	—	1,611,986
Industrial Conglomerates	101,667	—	—	101,667
Industrial REITs	6,017,401	—	—	6,017,401
Insurance	30,872,139	—	—	30,872,139
Interactive Media & Services	4,014,262	—	—	4,014,262
IT Services	4,828,739	—	—	4,828,739
Leisure Products	4,075,757	—	—	4,075,757
Life Sciences Tools & Services	7,918,401	—	—	7,918,401
Machinery	34,123,858	—	—	34,123,858
Marine Transportation	1,604,270	—	—	1,604,270
Media	9,962,242	—	—	9,962,242
Metals & Mining	13,508,458	—	—	13,508,458
Mortgage Real Estate Investment Trusts (REITs)	7,325,976	—	—	7,325,976
Multi-Utilities	4,248,953	—	—	4,248,953
Office REITs	5,754,452	—	—	5,754,452
Oil, Gas & Consumable Fuels	30,445,799	—	—	30,445,799
Paper & Forest Products	1,093,706	—	—	1,093,706
Passenger Airlines	2,916,886	—	—	2,916,886
Personal Care Products	2,859,011	—	—	2,859,011
Pharmaceuticals	8,532,578	648	—	8,533,226
Professional Services	17,221,020	—	—	17,221,020
Real Estate Management & Development	5,499,997	—	—	5,499,997
Residential REITs	6,617,235	—	—	6,617,235
Retail REITs	12,117,248	—	—	12,117,248
Semiconductors & Semiconductor Equipment	13,893,433	—	—	13,893,433
Software	41,901,196	—	—	41,901,196
Specialized REITs	7,327,855	—	—	7,327,855
Specialty Retail	21,089,449	—	—	21,089,449
Technology Hardware, Storage & Peripherals	3,165,600	—	—	3,165,600
Textiles, Apparel & Luxury Goods	9,203,561	—	—	9,203,561
Tobacco	349,011	—	—	349,011
Trading Companies & Distributors	13,630,199	—	—	13,630,199
Transportation Infrastructure	19,654	—	—	19,654
Water Utilities	2,750,108	—	—	2,750,108
Wireless Telecommunication Services	595,880	—	—	595,880
Investment Companies	10,462,908	—	—	10,462,908
Rights	—	885	8,715	9,600
Warrants	—	382	—	382
Short-Term Securities
Money Market Funds	64,430,766	—	—	64,430,766
	$857,606,092	$1,915	$8,715	$857,616,722
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,594	$ —	$ —	$ 1,594
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$ (25,083)	$ —	$ —	$ (25,083)
	$(23,489)	$—	$—	$(23,489)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s